UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

▶ Prime Obligations Portfolio

▶ Money Market Portfolio

▶ Government Portfolio

▶ Treasury Obligations Portfolio

▶ Treasury Instruments Portfolio

▶ Federal Portfolio

▶ Tax-Exempt Diversified Portfolio

▶ Tax-Exempt California Portfolio

▶ Tax-Exempt New York Portfolio

SEMIANNUAL REPORT
June 30, 2005

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios*

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests, directly or indirectly, only in securities of the U.S. government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Treasury Obligations Portfolio. The Portfolio invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements relating to such securities.

Treasury Instruments Portfolio. The Portfolio invests only in certain U.S. Treasury Obligations, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests only in certain securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Portfolios*

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes, and not an item of tax preference under the federal alternative minimum tax.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City income taxes, and generally not an item of tax preference under the federal alternative minimum tax.

* Past performance is no guarantee of future results. Yields will vary. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios. More complete information, including management fees and expenses, is included in the ILA Portfolios’ Prospectus and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Goldman Sachs Trust
Institutional Liquid Assets

Sector Allocation as of June 30, 2005†

Taxable Portfolios

Security Type	Prime	Money		Treasury	Treasury
(Percentage of Portfolio)	Obligations	Market	Government	Obligations	Instruments	Federal

Certificates of Deposit	8.9%	0.6%	—	—	—	—
Certificates of Deposit – Eurodollar	—	6.9	—	—	—	—
Certificates of Deposit – Yankeedollar	—	6.0	—	—	—	—
Commercial Paper & Corporate Obligations	34.8	30.1	—	—	—	—
Master Demand Notes	1.9	1.4	—	—	—	—
Repurchase Agreements	21.7	24.5	37.8%	96.0%	—	—
US Government Agency Obligations	17.4	10.7	62.2	—	—	98.7%
US Treasury Obligations	—	—	—	4.0	100.0%	1.3
Variable Rate Obligations	15.3	19.8	—	—	—	—

Tax-Exempt Portfolios

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type	Diversified	California	New York

Commercial Paper	15.4%	15.2%	16.1%
General Obligation Bonds	0.5	—	—
Put Bonds	1.1	0.9	1.4
Revenue Anticipation Notes	0.2	—	—
Revenue Bonds	0.3	—	2.0
Tax and Revenue Anticipation Notes	5.2	7.1	—
Tax Anticipation Notes	1.2	—	1.0
Variable Rate Obligations	76.1	76.8	79.5

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each sector reflects the value of investments in that sector as a percentage of total portfolio investments.

Statement of Investments

ILA Prime Obligations Portfolio
June 30, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations—34.1%
Asset-Backed
Chariot Funding LLC
$15,000,000	3.04%		07/15/2005	$14,982,267
Citibank Credit Card Issuance Trust (Dakota Corp.)
8,000,000	3.25		07/20/2005	7,986,278
10,000,000	3.39		09/22/2005	9,921,842
Clipper Receivables Co. LLC
5,000,000	3.07		07/05/2005	4,998,295
CRC Funding LLC
15,000,000	3.18		08/19/2005	14,935,075
5,000,000	3.19		08/22/2005	4,976,961
Edison Asset Securitization Corp.
5,000,000	3.24		09/01/2005	4,972,100
5,000,000	3.12		09/07/2005	4,970,533
Falcon Asset Securitization Corp.
6,878,000	3.32		09/15/2005	6,829,793
FCAR Owner Trust Series I
5,000,000	3.24		09/06/2005	4,969,850
10,000,000	3.32		09/07/2005	9,937,289
Ford Credit Floorplan Master Owner Trust (Motown)
10,000,000	3.25		07/20/2005	9,982,847
Fountain Square Commercial Funding Corp.
5,000,000	3.21		08/26/2005	4,975,033
Govco, Inc.
5,000,000	3.06		07/21/2005	4,991,500
5,000,000	3.07		07/21/2005	4,991,472
10,000,000	3.17		08/16/2005	9,959,558
Kittyhawk Funding Corp.
10,000,000	3.19		07/18/2005	9,984,936
Ranger Funding Co. LLC
15,000,000	3.05		07/15/2005	14,982,209
Yorktown Capital LLC
15,000,000	3.05		07/15/2005	14,982,208
Commercial Banks
Bank of America Corp.
5,000,000	2.93		08/16/2005	4,981,312
Financial Services
General Electric Capital Corp.
5,000,000	2.93		08/12/2005	4,982,908
5,000,000	3.30		09/12/2005	4,966,542

Total Commercial Paper and Corporate Obligations				$179,260,808

Certificates of Deposit—8.7%
Bank of New York
$3,000,000	3.70%		05/10/2006	$3,000,000
Citibank, N.A
7,000,000	3.34		09/14/2005	7,000,000
Marshall & Ilsley Bank
4,000,000	3.77		06/19/2006	4,000,000
National City Bank of Indiana
7,000,000	3.76		03/29/2006	7,000,254
Regions Bank
10,000,000	3.36		10/31/2005	10,000,000
Suntrust Bank
15,000,000	3.35		10/24/2005	15,000,000

Total Certificates of Deposit				$46,000,254

Master Demand Note—1.9%
Bank of America Securities LLC
$10,000,000	3.52%		08/02/2005	$10,000,000

U.S. Government Agency Obligations—17.1%
Federal Home Loan Bank (a)
$5,000,000	3.02%		07/02/2005	$4,997,010
5,000,000	3.01		07/03/2005	4,999,354
10,000,000	3.15		08/16/2005	9,994,326
Federal Home Loan Mortgage Corp.(a)
5,000,000	3.08		07/07/2005	5,000,000
5,000,000	3.18		08/07/2005	5,000,000
Federal National Mortgage Association
5,000,000	3.04	(a)	07/07/2005	4,995,692
15,000,000	3.21	(a)	07/29/2005	14,995,618
15,000,000	3.09	(a)	08/06/2005	14,993,229
5,000,000	3.18	(a)	08/22/2005	4,997,321
5,000,000	3.22	(a)	09/06/2005	4,999,447
10,000,000	3.24	(a)	09/07/2005	9,991,212
5,000,000	2.40		10/14/2005	4,965,000

Total U.S. Government Agency Obligations				$89,928,209

Variable Rate Obligations(a) —15.0%
American Express Centurion Bank
$5,000,000	3.28%		07/28/2005	$5,000,000
American Express Credit Corp.
10,000,000	3.34		08/01/2005	10,000,752
First Union National Bank
5,000,000	3.59		07/15/2005	5,013,003
General Electric Capital Corp.
5,000,000	3.28		07/11/2005	5,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Prime Obligations Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) —(continued)
Monumental Life Insurance Co.(b)
$20,000,000	3.27%	07/01/2005	$20,000,000
Morgan Stanley Group, Inc.
5,000,000	3.13	07/05/2005	5,000,000
Wachovia Asset Securitization, Inc.(b)
5,000,000	3.29	07/25/2005	5,000,000
8,785,478	3.30	07/25/2005	8,785,478
Wells Fargo & Co.
15,000,000	3.45	09/06/2005	15,012,949

Total Variable Rate Obligations			$78,812,182

Total Investments before Repurchase Agreements			$404,001,453

Repurchase Agreements(c)			—21.2%
Citigroup Global Markets, Inc.
$10,000,000	3.54%	07/01/2005	$10,000,000
Maturity Value: $10,000,983
Collateralized by various corporate issues, 3.13% to 5.14%, due 6/12/2006 to 6/25/2035
Joint Repurchase Agreement Account II
101,700,000	3.41	07/01/2005	101,700,000
Maturity Value: $101,709,633

Total Repurchase Agreements			$111,700,000

Total Investments—98.0%			$515,701,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the LIBOR rate.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2005, these securities amounted to $33,785,478 or approximately 6.4% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on June 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II—At June 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $101,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—29.8%
Asset-Backed
Adirondack Corp.
$25,000,000	3.20%	08/09/2005	$24,913,333
Amstel Funding Corp.
24,427,000	3.17	08/15/2005	24,330,208
20,000,000	3.24	08/31/2005	19,890,200
Aspen Funding Corp.
10,000,000	3.18	08/18/2005	9,957,600
Atlantis One Funding Corp.
12,000,000	3.34	09/16/2005	11,914,402
50,000,000	3.40	09/26/2005	49,589,771
Davis Square Funding III (Delaware) Corp.
25,000,000	3.15	08/01/2005	24,932,187
Davis Square Funding IV (Delaware) Corp.
25,000,000	3.06	07/05/2005	24,991,500
Gemini Securitization Corp.
25,000,000	3.17	08/15/2005	24,900,937
Grampian Funding Ltd.
33,000,000	3.06	07/21/2005	32,943,900
12,000,000	3.11	07/28/2005	11,972,010
Newport Funding Corp.
13,000,000	3.20	08/23/2005	12,938,756
Old Line Funding Corp.
12,247,000	3.19	08/22/2005	12,190,569
Sierra Madre Funding Ltd.
25,000,000	3.22	07/29/2005	24,937,389
Thunder Bay Funding, Inc.
25,000,000	3.07	07/25/2005	24,948,833
Commercial Banks
Banco Santander Central Hispano SA
30,000,000	2.98	08/17/2005	29,883,283
Skandinaviska Enskilda Banken AB
50,000,000	3.27	09/07/2005	49,691,167
Financial Services
Solitaire Funding LLC
18,780,000	2.95	08/15/2005	18,710,749
Mortgage Bank
Nationwide Building Society
20,000,000	3.17	08/11/2005	19,927,908
Security and Commodity Brokers, Dealers and Services
Citigroup Global Market Holdings, Inc.
25,000,000	3.18	08/19/2005	24,891,792
Credit Suisse First Boston, Inc.
40,000,000	3.06	07/20/2005	39,935,400

Total Commercial Paper and Corporate Obligations			$518,391,894

Certificates of Deposit-Eurodollar—6.9%
Alliance & Leicester PLC
$15,000,000	2.51%	10/12/2005	$15,000,209
10,000,000	3.79	03/29/2006	10,000,000
Barclays Bank PLC
25,000,000	3.39	09/20/2005	24,998,552
Calyon
5,000,000	3.41	03/21/2006	5,000,000
5,000,000	3.78	03/29/2006	5,000,000
HSBC Bank PLC
35,000,000	3.34	09/14/2005	34,999,277
National Australia Bank Ltd.
15,000,000	2.52	11/08/2005	15,000,000
Societe Generale
10,000,000	3.00	12/21/2005	10,000,000

Total Certificates of Deposit-Eurodollar			$119,998,038

Certificates of Deposit-Yankeedollar—6.6%
Barclays Bank PLC
$15,000,000	3.10%	07/08/2005	$15,000,015
Depfa Bank PLC
25,000,000	3.07	07/14/2005	25,000,000
Fortis Bank
5,000,000	3.70	05/10/2006	4,999,790
Toronto-Dominion Bank
10,000,000	3.75	06/01/2006	10,000,224

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar (continued)
Toronto-Dominion Bank
$5,000,000	3.70%	05/10/2006	$5,000,000
Toronto-Dominion Bank
5,000,000	2.72	11/14/2005	4,999,815
UBS AG
50,000,000	3.06	07/05/2005	50,000,000

Total Certificates of Deposit-Yankeedollar			$114,999,844

Master Demand Note—1.5%
Bank of America Securities LLC
$25,000,000	3.52%	08/02/2005	$25,000,000

U.S. Government Agency Obligations(a) —10.6%
Federal Home Loan Bank
$20,000,000	3.02%	07/02/2005	$19,988,039
Federal Home Loan Mortgage Corp.
20,000,000	3.08	07/07/2005	20,000,000
Federal National Mortgage Association
30,000,000	2.99	07/03/2005	29,994,959
35,000,000	3.21	07/29/2005	34,989,774
30,000,000	3.18	08/22/2005	29,983,925
25,000,000	3.22	09/06/2005	24,997,236
25,000,000	3.24	09/07/2005	24,978,031

Total U.S. Government Agency Obligations			$184,931,964

Variable Rate Obligations(a)—20.0%
Australia New Zealand Banking Group Ltd.
$4,000,000	3.28%	07/21/2006	$4,000,000
Barclays Bank PLC
10,000,000	3.21	07/21/2005	9,998,306
BellSouth Telecommunications, Inc.
50,000,000	3.41	09/06/2005	50,000,000
BNP Paribas SA
70,000,000	3.18	07/19/2005	69,984,837
Caixa Geral De Depositos SA
20,000,000	3.37	09/19/2005	19,995,463
Fairway Finance Corp.
5,000,000	3.21	07/20/2005	4,999,848
General Electric Capital Corp.
15,000,000	3.28	07/11/2005	15,000,000
HBOS Treasury Services PLC
30,000,000	3.17	07/11/2005	29,999,219
25,000,000	3.23	07/29/2005	25,001,433
25,000,000	3.33	08/22/2005	25,000,000
Merrill Lynch & Co., Inc.
14,300,000	3.74	09/21/2005	14,310,168
Monumental Life Insurance Co.(b)
25,000,000	3.27	07/01/2005	25,000,000
New York Life Insurance Co.(b)
10,000,000	3.17	07/01/2005	10,000,000
25,000,000	3.53	09/30/2005	25,000,000
Unicredito Italiano SPA
10,000,000	3.31	09/09/2005	9,998,115
10,000,000	3.43	09/30/2005	9,996,531

Total Variable Rate Obligations			$348,283,920

Total Investments before Repurchase Agreements			$1,311,605,660

Repurchase Agreements(c)—24.4%
Citigroup Global Markets, Inc.
$40,000,000	3.54%	07/01/2005	$40,000,000
Maturity Value: $40,003,933
Collateralized by Wells Fargo Mortgage Backed Securities Trust, 4.36%, due 5/25/2035
Joint Repurchase Agreement Account II
384,900,000	3.41	07/01/2005	384,900,000
Maturity Value: $384,936,459

Total Repurchase Agreements			$424,900,000

Total Investments—99.8%			$1,736,505,660

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the LIBOR rate.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2005, these securities amounted to $60,000,000 or approximately 3.4% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on June 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio (continued)
June 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II— At June 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $384,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio
June 30, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations— 62.1%
Federal Home Loan Bank(a)
$2,000,000	3.16%		07/21/2005	$1,998,642
5,000,000	3.10		08/02/2005	4,996,771
Federal Home Loan Mortgage Corp.
10,000,000	3.08	(a)	07/07/2005	10,000,000
3,000,000	3.10		09/13/2005	2,980,883
750,000	3.58		03/17/2006	730,710
Federal National Mortgage Association
2,000,000	3.04	(a)	07/07/2005	1,998,277
5,000,000	3.05	(a)	07/07/2005	4,998,372
5,000,000	3.21	(a)	07/29/2005	4,999,614
2,000,000	3.21	(a)	07/29/2005	1,999,416
8,800,000	3.18	(a)	08/22/2005	8,795,030
2,000,000	3.17		08/31/2005	1,989,274
7,000,000	3.22		09/06/2005	6,999,205
2,000,000	3.24	(a)	09/07/2005	1,998,242
2,000,000	3.31	(a)	09/22/2005	1,998,254
1,000,000	3.28		11/02/2005	988,702
1,000,000	3.15		02/06/2006	999,853
1,000,000	2.50		06/15/2006	988,599

Total U.S. Government Agency Obligations				$59,459,844

Total Investments before Repurchase Agreements				$59,459,844

Repurchase Agreements(b)— 37.7%
Joint Repurchase Agreement Account II
$32,100,000	3.41%		07/01/2005	$32,100,000
Maturity Value: $32,103,041
UBS Securities LLC
4,000,000	3.05		07/05/2005	4,000,000
Maturity Value: $4,000,339
Collateralized by Federal Home Loan Mortgage Corp., 6.50%, due 05/01/2031 and Federal National Mortgage Association, 5.00%, due 10/01/2033

Total Repurchase Agreements				$36,100,000

Total Investments— 99.8%				$95,559,844

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the LIBOR rate.
(b)	Unless noted, all repurchase agreements were entered into on June 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio (continued)
June 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II— At June 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $32,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—4.0%
United States Treasury Notes
$19,000,000	1.88%	11/30/2005	$18,945,914
5,000,000	1.50	03/31/2006	4,926,899
10,000,000	2.00	05/15/2006	9,878,125
10,000,000	2.50	05/31/2006	9,909,045

Total U.S. Treasury Obligations			$43,659,983

Total Investments before Repurchase Agreements			$43,659,983

Repurchase Agreements(a)—96.2%
Joint Repurchase Agreement Account I
$951,900,000	2.91%	07/01/2005	$951,900,000
Maturity Value: $951,976,945
Lehman Brothers Holdings, Inc.
54,700,000	2.90	07/01/2005	54,700,000
Maturity Value: $54,704,406 Collateralized by U.S. Treasury Notes, 1.63% to 5.63%, due 10/31/2005 to 5/15/2014.
UBS Securities LLC
50,000,000	2.93	07/01/2005	50,000,000
Maturity Value: $50,004,069 Collateralized by United States Treasury Note, 4.25%, due 11/15/2013.

Total Repurchase Agreements			$1,056,600,000

Total Investments—100.2%			$1,100,259,983

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on June 30, 2005.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio (continued)
June 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At June 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $951,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,200,000,000	2.90%	07/01/2005	$1,200,096,667

Banc of America Securities LLC	400,000,000	2.87	07/01/2005	400,031,889

Deutsche Bank Securities, Inc.	500,000,000	2.98	07/01/2005	500,041,389

Greenwich Capital Markets	200,000,000	2.90	07/01/2005	200,016,111

J.P. Morgan Securities, Inc.	500,000,000	2.85	07/01/2005	500,039,583

Merrill Lynch	400,000,000	2.75	07/01/2005	400,030,556

Morgan Stanley & Co.	1,199,800,000	2.90	07/01/2005	1,199,896,650

UBS Securities LLC	1,100,000,000	2.98	07/01/2005	1,100,091,056

TOTAL	$5,499,800,000			$5,500,243,901

At June 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 07/14/2005 to 12/29/05; U.S. Treasury Bonds, 10.37% to 13.88%, due 05/15/2011 to 02/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 11/15/2010 to 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 08/15/2005 to 05/15/2015; U.S. Treasury Notes, 1.50% to 6.88%, due 07/31/2005 to 05/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.25%, due 08/15/2005 to 02/15/2015.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations— 100.2%
United States Treasury Bills
$12,000,000	2.70%	07/07/2005	$11,994,600
70,000,000	2.73	07/07/2005	69,968,150
60,100,000	2.74	07/07/2005	60,072,604
50,000,000	2.72	07/14/2005	49,950,979
2,300,000	2.83	07/14/2005	2,297,650
5,000,000	2.90	07/21/2005	4,991,945
35,000,000	2.87	07/28/2005	34,924,663
50,000,000	2.90	07/28/2005	49,891,438
1,400,000	2.75	08/11/2005	1,395,615
25,000,000	2.81	08/11/2005	24,920,135
5,000,000	2.82	08/11/2005	4,983,970
10,000,000	2.83	08/11/2005	9,967,826
23,100,000	2.83	08/18/2005	23,012,836
55,000,000	2.94	09/08/2005	54,690,075
100,000,000	2.95	09/08/2005	99,435,542
1,000,000	2.96	09/22/2005	993,187
20,000,000	2.97	09/22/2005	19,863,050
1,400,000	2.99	09/22/2005	1,390,341
37,300,000	3.00	09/22/2005	37,042,008
20,000,000	3.04	09/22/2005	19,860,053

Total U.S. Treasury Obligations			$581,646,667

Total Investments— 100.2%			$581,646,667

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio
June 30, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—97.6%
Federal Farm Credit Bank
$25,000,000	2.50%		07/01/2005	$25,000,000
18,000,000	3.00	(a)	07/01/2005	17,999,075
80,000,000	3.01	(a)	07/01/2005	79,987,993
25,000,000	3.04	(a)	07/01/2005	24,999,711
100,000,000	3.27	(a)	07/01/2005	99,992,456
30,000,000	3.05	(a)	07/02/2005	29,997,531
5,000,000	3.05	(a)	07/04/2005	4,999,547
30,000,000	3.07	(a)	07/04/2005	29,994,786
10,000,000	3.10		07/08/2005	9,993,972
20,000,000	3.12		07/11/2005	19,982,667
50,000,000	3.12	(a)	07/11/2005	50,000,000
25,000,000	3.13		07/12/2005	24,976,090
20,000,000	3.13	(a)	07/12/2005	19,997,308
25,000,000	3.13		07/14/2005	24,971,743
15,000,000	3.13		07/15/2005	14,981,742
9,650,000	3.15		07/15/2005	9,638,179
12,500,000	3.14	(a)	07/17/2005	12,497,790
25,000,000	3.17	(a)	07/17/2005	24,998,225
12,500,000	3.16	(a)	07/20/2005	12,497,882
40,000,000	3.20	(a)	07/22/2005	39,992,675
10,000,000	2.99		01/11/2006	9,969,071
Federal Home Loan Bank
110,000,000	2.60		07/01/2005	110,000,000
50,000,000	2.65		07/01/2005	50,000,000
50,000,000	2.85		07/01/2005	50,000,000
25,000,000	2.95		07/01/2005	25,000,000
40,000,000	3.15		07/01/2005	40,000,000
30,000,000	3.01	(a)	07/03/2005	29,996,122
80,000,000	3.00	(a)	07/05/2005	79,987,669
8,150,000	3.08		07/13/2005	8,141,633
32,700,000	3.09		07/13/2005	32,666,319
12,000,000	3.15		07/15/2005	11,985,300
48,000,000	3.17		07/15/2005	47,940,827
26,100,000	2.95		07/20/2005	26,059,364
25,000,000	3.16	(a)	07/21/2005	24,983,032
5,700,000	3.18		07/22/2005	5,689,427
50,441,000	3.21		07/27/2005	50,324,061
50,000,000	3.21	(b)	07/29/2005	49,875,556
50,000,000	3.22	(b)	07/29/2005	49,875,167
100,000,000	3.10	(a)	08/02/2005	99,957,657
10,000,000	3.08		08/03/2005	9,971,767
40,000,000	3.08		08/10/2005	39,863,111
75,000,000	3.21		08/10/2005	74,732,500
25,000,000	3.15	(a)	08/16/2005	24,985,816
25,000,000	2.85		08/17/2005	24,906,979
100,000,000	3.11		08/17/2005	99,594,299
50,000,000	3.15		08/24/2005	49,764,125
25,000,000	3.14		08/26/2005	24,877,889
100,000,000	3.17	(a)	08/26/2005	99,991,400
30,000,000	3.21	(a)	09/01/2005	29,982,231
50,000,000	3.16		09/02/2005	49,723,500
28,000,000	3.27	(a)	09/13/2005	27,981,520
50,000,000	3.12		09/14/2005	49,675,000
25,000,000	3.25		09/14/2005	24,830,990
20,000,000	3.29	(a)	09/15/2005	19,988,222
35,000,000	3.14		09/16/2005	34,764,936
21,000,000	3.14		09/21/2005	20,850,043
40,000,000	3.31		09/21/2005	39,698,422
8,800,000	3.35		09/28/2005	8,727,119
25,000,000	3.36	(a)	09/28/2005	24,990,751
25,000,000	3.36	(a)	09/29/2005	24,980,825
13,000,000	3.18		10/07/2005	12,887,463
25,000,000	3.21		10/12/2005	24,770,396
15,000,000	3.22		10/12/2005	14,861,808
4,802,000	3.25		10/21/2005	4,753,446
20,000,000	2.38		11/04/2005	19,977,227
14,000,000	2.21		02/27/2006	13,866,053
14,000,000	5.13		03/06/2006	14,137,105
17,450,000	2.50		03/13/2006	17,306,367
12,990,000	5.38		05/15/2006	13,176,399

Total U.S. Government Agency Obligations				$2,320,568,286

U.S. Treasury Obligation— 1.3%
United States Treasury Bills
$30,000,000	2.90%		07/21/2005	$29,951,667

Total Investments— 98.9%				$2,350,519,953

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either LIBOR or Prime lending rate.

(b)	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.4%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/ VMIG1)
$2,680,000	2.30%	07/07/2005	$2,680,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/ P-1)
4,840,000	2.39	07/06/2005	4,840,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/ VMIG1)
9,300,000	2.30	07/01/2005	9,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
10,600,000	2.30	07/01/2005	10,600,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
7,000,000	2.32	07/07/2005	7,000,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/ VMIG1)
5,400,000	2.30	07/01/2005	5,400,000
Montgomery IDB VRDN PCRB Refunding for General Electric Co. Project Series 2005 (A-1+/ VMIG1)
2,100,000	2.35	07/01/2005	2,100,000
University of Alabama VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A-1+/ VMIG1)
3,980,000	2.29	07/07/2005	3,980,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/ VMIG1)
3,900,000	2.38	07/01/2005	3,900,000

			$49,800,000

Alaska—1.0%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/ VMIG1)
$6,405,000	2.30%	07/06/2005	$6,405,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G.) (A-1+)(a)
4,975,000	2.31	07/07/2005	4,975,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-140 (MBIA) (Deutsche Bank) (F1+)(a)
10,685,000	2.31	07/07/2005	10,685,000

			$22,065,000

Arizona—0.4%
Arizona School Facilities Board VRDN COPS Putters Series 2005-940 (MBIA) (JP Morgan Chase & Co.) (A-1+)(a)
4,900,000	2.32	07/07/2005	4,900,000
Arizona School Facilities Board VRDN COPS ROCS RR-II-R 7001 Series 2005 (FGIC) (Citibank N.A.) (A-1+/ VMIG1)(a)
4,000,000	2.32	07/07/2005	4,000,000

			$8,900,000

California—2.1%
California Statewide Communities Development Authority RB Series 2005 A-4 (SP-1+/ MIG1)
$11,500,000	4.00%	06/30/2006	$11,654,215
Los Angeles County TRANS Series 2005 A (SP-1+/ MIG1)
3,500,000	4.00	06/30/2006	3,549,665
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-8 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank) (A-1+/ VMIG1)
2,600,000	2.27	07/07/2005	2,600,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
3,980,000	2.31	07/06/2005	3,980,000
Sacramento County TRANS Series 2004 A (SP-1+/ MIG1)
2,000,000	3.00	07/11/2005	2,000,727
Sacramento County TRANS Series 2005 A (SP-1+/ MIG1)
16,000,000	4.00	07/10/2006	16,233,280
San Diego County Regional Transportation Commission CP Series 2003 A (JP Morgan Chase & Co. SPA) (A-1+/ P-1)
4,389,000	2.37	07/12/2005	4,389,000

			$44,406,887

Colorado—2.5%
Colorado Department of Transportation VRDN RB Series 2005-1009 (FGIC) ( Morgan Stanley) (F1+)(a)
$9,462,500	2.31%	07/07/2005	$9,462,500
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
9,220,000	2.25	07/06/2005	9,220,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
9,870,000	2.32	07/06/2005	9,870,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/ VMIG1)
$7,955,000	2.25%	07/06/2005	$7,955,000
Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank LOC) (A-1+)
8,500,000	2.30	08/08/2005	8,500,000
Colorado State General Fund TRANS Series 2005 (SP-1+/ MIG1)
5,000,000	3.75	06/27/2006	5,053,450
Denver City & County VRDN P-Floats-PT-2043 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
3,485,000	2.31	07/07/2005	3,485,000

			$53,545,950

Connecticut—0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Tax Exempt Trust Series 2002-6027 Class A (Citibank N.A.) (A-1+)(a)
$4,000,000	2.32%	07/07/2005	$4,000,000

Florida—4.5%
Broward County GO VRDN Merlots Series 2004 B09 (Wachovia Bank N.A. SPA) (A-1)(a)(b)
$5,620,000	2.32%	07/06/2005	$5,620,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
5,500,000	2.39	07/07/2005	5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
2,500,000	2.28	07/07/2005	2,500,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1)
5,000,000	2.55	09/12/2005	5,000,000
Florida State Department Transportation Turnpike VRDN RB Series 2005-1128 (Morgan Stanley SPA) (VMIG1)(a)
5,211,000	2.31	07/07/2005	5,211,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank SPA) (A-1+)
6,500,000	2.90	07/14/2005	6,500,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA) (A-1+)
9,000,000	2.90	07/11/2005	9,000,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+)
5,000,000	2.02	07/19/2005	5,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
8,450,000	2.30	07/01/2005	8,450,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB P-Floats-PT 2173 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,180,000	2.31	07/07/2005	4,180,000
Kissimmee Utility Authority CP (JP Morgan Chase & Co. SPA) (P-1)
7,500,000	2.48	07/06/2005	7,500,000
Lakeland Energy System VRDN RB Refunding Series 2003 (SunTrust Bank SPA) (A-1+/ VMIG1)
6,500,000	2.31	07/06/2005	6,500,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
3,305,000	2.28	07/01/2005	3,305,000
Orange County School Board VRDN ROCS RR-II-R 2182 Refunding Series 2005 (AMBAC) (Citigroup Global Markets) (A-1+/ VMIG1)(a)
7,600,000	2.32	07/07/2005	7,600,000
Orlando Utilities Commission VRDN RB Refunding Eagle Tax-Exempt Trust Series 2004-1015 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.32	07/07/2005	5,000,000
Palm Beach County School District CP Series 2005 (A-1+)
4,400,000	2.45	09/12/2005	4,400,000
2,000,000	2.65	09/12/2005	2,000,000
Sunshine State Government Finance CP Series 2005 H (JP Morgan SPA) (A-1+)
2,510,000	2.88	08/12/2005	2,510,000

			$95,776,000

Georgia—2.8%
Burke County Development Authority VRDN PCRB for Georgia Power Co. Plant Vogtle Series 1992 (A-1/ VMIG1)
$2,500,000	2.28%	07/01/2005	$2,500,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
3,310,000	2.29	07/06/2005	3,310,000
Dekalb County Water & Sewer Systems VRDN RB Series 2005-1003 (Morgan Stanley) (A-1)(a)
18,306,000	2.31	07/07/2005	18,306,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (SunTrust Bank LOC) (A-1+/ VMIG1)
$8,255,000	2.28%	07/06/2005	$8,255,000
Fulton Hospital Authority VRDN RB P-Floats-PT 093 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	2.31	07/07/2005	5,000,000
Georgia State GO VRDN P-Floats-PT 2227 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)(b)
9,465,000	2.31	07/07/2005	9,465,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank SPA) (A-1+)
5,000,000	2.45	07/13/2005	5,000,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
5,000,000	2.28	07/01/2005	5,000,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/ VMIG1)
1,300,000	2.28	07/01/2005	1,300,000

			$58,136,000

Hawaii—0.3%
Honolulu City & County GO VRDN Spears Series 2005 DB-155 (MBIA) (Deutsche Bank Trust Company SPA) (F1+)(a)
$7,000,000	2.31%	07/07/2005	$7,000,000

Illinois—8.5%
Chicago GO Tender Notes Series 2005 (Bank of America N.A. LOC) (SP-1+/ VMIG1)
$4,000,000	2.30%	12/08/2005	$4,000,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/ VMIG1)
6,000,000	2.30	07/07/2005	6,000,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,995,000	2.32	07/06/2005	6,995,000
Chicago Wastewater Transmission VRDN RB Merlots Series 2001 A 125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,000,000	2.32	07/06/2005	1,000,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
26,000,000	2.29	07/07/2005	26,000,000
Cook County GO VRDN P-Floats-PT 2574 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,410,000	2.31	07/07/2005	5,410,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
4,000,000	2.34	07/07/2005	4,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,000,000	2.29	07/07/2005	5,000,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
3,880,000	2.31	07/07/2005	3,880,000
Illinois Finance Authority VRDN RB for Ressurection Health Series 2005 C (Lasalle Bank N.A. LOC) (A-1/ VMIG1)
5,000,000	2.21	07/07/2005	5,000,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/ VMIG1)
15,600,000	2.22	07/07/2005	15,600,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citibank N.A.) (A-1+)(a)
5,640,000	2.32	07/07/2005	5,640,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. SPA) (A-1/VMIG1)
4,700,000	2.25	07/07/2005	4,700,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase LOC) (A-1+/VMIG1)
3,050,000	2.35	07/06/2005	3,050,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase LOC) (A-1+/VMIG1)
12,075,000	2.35	07/06/2005	12,075,000
Illinois Health System Evanston Hospital CP Series 2005 S-A (A-1+)
10,800,000	2.77	10/06/2005	10,800,000
5,000,000	2.60	10/20/2005	5,000,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)(a)
4,900,000	2.32	07/07/2005	4,900,000
Illinois State GO VRDN P-Floats-PT 1832 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,215,000	2.31	07/07/2005	4,215,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)(c)
1,995,000	1.70	07/01/2005	1,995,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN Series 2003 B (Depfa Bank PLC SPA) (A-1+/ VMIG1)
$5,500,000	2.40%	07/06/2005	$5,500,000
Illinois State Sales Tax Revenue P-Floats-PT 1929 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,960,000	2.31	07/07/2005	3,960,000
Illinois State Sales Tax Revenue P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,100,000	2.31	07/07/2005	4,100,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(a)
3,995,000	2.31	07/07/2005	3,995,000
Regional Transportation Authority VRDN RB P-Floats-PT 2424 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,500,000	2.31	07/07/2005	4,500,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003 03-21 (FGIC) (BNP Paribas LOC) (VMIG1)(a)
6,000,000	2.31	07/07/2005	6,000,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005 119 (AMBAC) (BNP Paribas LOC) (VMIG1)(a)
9,545,000	2.31	07/07/2005	9,545,000
Schaumburg GO VRDN Eagle Tax-Exempt Trust Series 2004-0045 Class A (FGIC) (Citibank N.A.) (A-1+)(a)
6,000,000	2.32	07/07/2005	6,000,000

			$178,860,000

Indiana—2.3%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$5,000,000	2.33%	07/06/2005	$5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
5,000,000	2.33	07/06/2005	5,000,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001 (A-1+/ VMIG1)
4,000,000	2.50	02/01/2006	4,000,000
Indiana Health Facilities Financing Authority VRDN RB for Ascension Health Credit GP-A-2 Series 2001 (A-1+/ VMIG1)
2,300,000	2.72	06/01/2006	2,300,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B 18 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(a)
5,105,000	2.32	07/06/2005	5,105,000
Indiana TFA Highway VRDN RB P-Floats-PT 2245 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,170,000	2.31	07/07/2005	5,170,000
Indiana TFA Highway VRDN RB P-Floats-PT 2296 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,325,000	2.31	07/07/2005	5,325,000
Indiana TFA Highway VRDN RB P-Floats-PT 2330 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,530,000	2.31	07/07/2005	5,530,000
Noblesville VRDN RB for Multi-School Building Corp. P-Floats-PT 2612 Series 2005 (FGIC) (Merrill Lynch Capital Services) (F1+)(a)
5,230,000	2.31	07/07/2005	5,230,000
Wayne Township VRDN RB for School Building Corp. P-Floats-PT 2016 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,225,000	2.31	07/07/2005	5,225,000

			$47,885,000

Iowa—1.2%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/ VMIG1)
$900,000	2.40%	07/06/2005	$900,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (A-1+/ VMIG1)
12,500,000	2.27	07/07/2005	12,500,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/ VMIG1)
12,695,000	2.40	07/06/2005	12,695,000

			$26,095,000

Kansas—1.1%
ABN-AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)
$5,000,000	2.34%	07/07/2005	$5,000,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,725,000	2.32	07/07/2005	5,725,000
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-2 (Kansas State Pooled Money Investment Board) (A-1+/ VMIG1)
12,000,000	2.27	07/06/2005	12,000,000

			$22,725,000

Kentucky—1.2%
Kentucky Asset/ Liability Commission General Fund TRANS Series 2005 A (SP-1+/ MIG1)
$5,600,000	4.00%	06/28/2006	$5,671,904
Kentucky Association of Counties TRANS COPS Series 2005 (JP Morgan Chase) (SP-1+)
12,500,000	4.00	06/30/2006	12,651,975

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kentucky (continued)
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Services Series 2004 C (A-1+/ VMIG1)
$4,000,000	2.32%	07/06/2005	$4,000,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
2,500,000	2.32	07/07/2005	2,500,000

			$24,823,879

Louisiana—0.9%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (A-1+/ VMIG1)
$5,000,000	2.29%	07/06/2005	$5,000,000
New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
10,000,000	2.35	07/06/2005	10,000,000
New Orleans Aviation Board VRDN RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
4,295,000	2.35	07/06/2005	4,295,000

			$19,295,000

Maryland—0.6%
Anne Arundel County CP Series 2005 (Westdeutsche Landesbank SPA) (A-1+)
$2,000,000	2.40%	08/08/2005	$2,000,000
John Hopkins University Health System CP Series B (A-1+)
5,100,000	2.00	07/20/2005	5,100,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,945,000	2.31	04/01/2008	4,945,000

			$12,045,000

Massachusetts—4.2%
Massachusetts Bay Transportation Authority VRDN TRANS Merlot Series 2004 B (Wachovia Bank N.A. SPA) (A-1)(a)(b)
$10,925,000	2.31%	07/06/2005	$10,925,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/ VMIG1)
13,000,000	2.27	07/07/2005	13,000,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+)
3,758,000	2.05	07/21/2005	3,758,000
4,000,000	2.80	09/08/2005	4,000,000
2,550,000	2.57	10/21/2005	2,550,000
Massachusetts State GO Prerefunded Construction Loan Series 2004 C (AA/ Aa2)
130,000	5.00	08/01/2005	130,331
Massachusetts State GO Unrefunded Balance on Construction Loan Series 2004 C (AA/ Aa2)
3,785,000	5.00	08/01/2005	3,794,637
Massachusetts State GO VRDN P-Floats-PT 392 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)(c)
2,500,000	2.70	07/07/2005	2,500,000
Massachusetts State GO VRDN Series 1998 A (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
8,500,000	2.22	07/06/2005	8,500,000
Massachusetts State GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/ VMIG1)
22,400,000	2.22	07/07/2005	22,400,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F4 (Bank of America N.A. SPA) (A-1+/ VMIG1)
14,300,000	2.28	07/07/2005	14,300,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank LOC) (A-1+/ P-1)
3,500,000	2.15	07/22/2005	3,500,000

			$89,357,968

Michigan—3.8%
Detroit City School District GO VRDN P-Floats-PT 2158 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
$4,460,000	2.31%	07/07/2005	$4,460,000
Detroit Water Supply System VRDN RB Refunding Second Lien Series 2004 A (MBIA) (Dexia Credit Local SPA) (VMIG1)
15,000,000	2.30	07/07/2005	15,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (VMIG1)
5,000,000	2.30	07/07/2005	5,000,000
Michigan Municipal Bond Authority RANS Series 2004 B-1 (SP-1+)
4,000,000	3.00	08/19/2005	4,007,663
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+) (a)
8,600,000	2.31	07/07/2005	8,600,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)(a)
$6,600,000	2.31%	04/15/2005	$6,600,000
Michigan State CP Series 2004-A (JP Morgan Chase & Co. LOC) (Depfa Bank PLC SPA) (A-1+)
3,500,000	2.67	10/04/2005	3,500,000
15,000,000	2.20	10/05/2005	15,000,000
Michigan State GO Series 2004-A (JP Morgan Chase & Co. LOC) (Depfa Bank PLC SPA) (SP-1+/ MIG1)
10,000,000	3.50	09/30/2005	10,036,779
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
3,500,000	2.22	07/06/2005	3,500,000
University of Michigan Hospital VRDN RB Series 2005 B (A-1+/ VMIG1)
5,000,000	2.21	07/07/2005	5,000,000

			$80,704,442

Minnesota—1.3%
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 D (Wells Fargo Bank N.A. SPA) (VMIG1)
$9,000,000	2.25%	07/07/2005	$9,000,000
Minnesota State P-Floats-PT 1941 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	2.31	07/07/2005	5,000,000
Rochester Mayo Medical Center CP Series 2000 B (U.S. Bank National SPA) (SP-1+)
3,000,000	2.50	08/22/2005	3,000,000
University of Minnesota VRDN RB Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
10,550,000	2.43	07/06/2005	10,550,000

			$27,550,000

Mississippi—1.8%
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/ VMIG1)
$5,000,000	2.29%	07/07/2005	$5,000,000
Mississippi State GO VRDN Eagle Tax-Exempt Trust Series 2001-2402 Class A (Citibank N.A. SPA) (A-1+)(a)
10,655,000	2.32	07/07/2005	10,655,000
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
11,750,000	2.35	07/06/2005	11,750,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,985,000	2.32	07/06/2005	4,985,000
Mississippi State GO VRDN Series 2005-1150 (Morgan Stanley SPA) (F1+)(a)
5,000,000	2.31	07/07/2005	5,000,000

			$37,390,000

Missouri—1.5%
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/ VMIG1)
$11,000,000	2.31%	07/06/2005	$11,000,000
Missouri State Health & Educational Facilities Authority VRDN BJC Health Series 2005B (JP Morgan Chase LOC and Bank of Nova Scotia) (A-1+/VMIG1)(a)
10,000,000	2.30	07/01/2005	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005 1049 (VMIG1)(a)
5,000,000	2.31	07/07/2005	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 A (Dexia Credit Local SPA) (A-1+/ VMIG1)
3,700,000	2.30	07/01/2005	3,700,000
University of Missouri VRDN RB System Facilities Revenue (A-1+/ VMIG1)
1,600,000	2.29	07/01/2005	1,600,000

			$31,300,000

Nebraska—0.2%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Citibank N.A. SPA) (A-1+) (a)
$4,000,000	2.32%	07/07/2005	$4,000,000

Nevada—2.9%
Clark County Airport VRDN RB Sub Lien Series 2001 C (FGIC) (Landesbank Baden-Wurtt SPA) (A-1+/ VMIG1)
$5,000,000	2.26%	07/06/2005	$5,000,000
Clark County CP Series 2003 (BNP Paribas and Bayerische Landesbank SPA) (A-1+)
5,000,000	2.40	07/29/2005	5,000,000
5,000,000	2.83	08/11/2005	5,000,000
3,000,000	2.55	10/06/2005	3,000,000
Clark County School District GO VRDN RB P-Floats-PT 2555 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,490,000	2.31	07/07/2005	5,490,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(a)
$6,920,000	2.32%	07/07/2005	$6,920,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank PLC SPA) (A-1+)
5,000,000	2.50	07/08/2005	5,000,000
4,000,000	2.80	07/08/2005	4,000,000
5,500,000	2.35	07/12/2005	5,500,000
9,200,000	2.10	07/26/2005	9,200,000
3,000,000	2.62	10/11/2005	3,000,000
Nevada State Highway Improvement VRDN RB Series 2005-1039 (MBIA) (Morgan Stanley) (VMIG1)(a)
5,050,000	2.31	07/07/2005	5,050,000

			$62,160,000

New Hampshire—0.3%
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (A-1+/VMIG1)
$6,000,000	2.27%	07/07/2005	$6,000,000

New Jersey—2.1%
New Jersey State Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$3,985,000	2.31%	07/06/2005	$3,985,000
New Jersey State Transportation Trust Fund Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-0001 Class 2005 A (MBIA/ FGIC) (Citibank N.A. SPA) (A-1+)(a)
15,000,000	2.32	07/07/2005	15,000,000
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2002 A05 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,240,000	2.31	07/06/2005	5,240,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2402 Series 2004 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
4,955,000	2.31	07/07/2005	4,955,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2491 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
10,700,000	2.31	07/07/2005	10,700,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2617 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+)(a)
4,990,000	2.31	07/07/2005	4,990,000

			$44,870,000

New Mexico—1.9%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/ VMIG1)
5,325,000	2.30	07/06/2005	5,405,000
Bernalillo County Gross Tax Receipts VRDN RB P-Floats-PT 2202 Series 2004 (MBIA-IBC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,410,000	2.31	07/07/2005	5,410,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/ P-1)
10,000,000	2.33	07/01/2005	10,000,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)(b)
4,920,000	2.31	07/07/2005	4,920,000
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
3,985,000	2.31	07/07/2005	3,985,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Improvements Series 2001 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
7,420,000	2.32	07/06/2005	7,420,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Improvements Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
2,500,000	2.35	07/06/2005	2,500,000

			$39,640,000

New York—3.2%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$7,000,000	2.32%	07/07/2005	$7,000,000
New York City GO VRDN ROCS RR-II-R 251A Series 2003 (Citigroup Global Markets LOC) (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	2.35	07/07/2005	5,000,000
New York City Housing Development Corp. VRDN MF Hsg. RB Mortgage for 90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
4,000,000	2.26	07/06/2005	4,000,000
New York City Municipal Water Finance Authority CP Series 2005 (Westdeutsche Landesbank and Bayerische Landesbank SPA) (A-1+/ P-1)
3,000,000	2.17	07/14/2005	3,000,000
New York State Environmental Facilities Corp. VRDN RB Clean Water & Drinking Series 2005-1121 (Morgan Stanley LOC) (F1+)(a)(b)
5,000,000	2.29	07/07/2005	5,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Series 2003 A (FHLMC) (VMIG1)
$24,200,000	2.20%	07/06/2005	$24,200,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Corp., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank and Bank of New York SPA) (A-1/ P-1)
7,000,000	2.37	07/12/2005	7,000,000
New York State Urban Development Corp. VRDN RB Merlots Series 2005 C-01 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,300,000	2.31	07/06/2005	4,300,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(a)
5,000,000	2.31	07/07/2005	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
2,985,000	2.31	07/06/2005	2,985,000

			$67,485,000

North Carolina—4.9%
Charlotte Water & Sewer CP Series 2004 (Wachovia Bank N.A. SPA) (A-1/ P-1)
$2,000,000	2.10%	09/09/2005	$2,000,000
Charlotte Water & Sewer CP Series 2005 (Wachovia Bank N.A. SPA) (A-1/ P-1)
3,000,000	2.20	10/14/2005	3,000,000
3,000,000	2.90	02/14/2006	3,000,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
5,000,000	2.30	07/07/2005	5,000,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
3,500,000	2.30	07/07/2005	3,500,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
5,000,000	2.27	07/07/2005	5,000,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Duke University Health System Series 2005 C (SunTrust Bank SPA) (A-1+/ VMIG1)
5,000,000	2.26	07/07/2005	5,000,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase Bank SPA) (A-1+)
10,750,000	2.28	07/07/2005	10,750,000
North Carolina State GO VRDN P-Floats-PT 1962 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,950,000	2.31	07/07/2005	4,950,000
North Carolina State GO VRDN P-Floats-PT 2483 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,125,000	2.31	07/07/2005	11,125,000
Union County GO VRDN Series 2005 A (Depfa Bank PLC SPA) (A-1+/ VMIG1)
8,900,000	2.26	07/07/2005	8,900,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
9,755,000	2.30	07/07/2005	9,755,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
19,550,000	2.28	07/01/2005	19,550,000
Wake County GO VRDN for Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
7,500,000	4.00	04/01/2006	7,571,858
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
5,140,000	2.28	07/06/2005	5,140,000

			$104,241,858

Ohio—2.4%
Columbus GO VRDN for Public Improvements Series 2005-2 Class A (IXIS Municipal Products SPA) (A-1+)(a)
$5,000,000	2.31%	07/07/2005	$5,000,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA) (A-1+/ VMIG1)
40,000,000	2.28	07/07/2005	40,000,000
Ohio State Building Authority RB Refunding for State Correctional Facilities Series 1996 A (Aa2/ AA)
5,600,000	6.00	10/01/2005	5,656,612

			$50,656,612

Oklahoma—0.8%
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
$17,275,000	2.31%	07/07/2005	$17,275,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oregon—2.6%
Oregon State GO VRDN Series 1985 73-G (JP Morgan Chase & Co. SPA) (A-1+)
$12,700,000	2.30%	07/06/2005	$12,700,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+)
40,000,000	2.30	07/06/2005	40,000,000
Tri-County Metropolitan Transportation District VRDN RB for Interstate Maximum Project Series 2001 A (Bayerische Landesbank LOC) (A-1+)
3,025,000	2.25	07/07/2005	3,025,000

			$55,725,000

Pennsylvania—4.1%
Allegheny County Hospital Development Authority VRDN RB for Health Center Presbyterian University Health Systems Series 1990 A (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$8,245,000	2.32%	07/07/2005	$8,245,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/VMIG1)
17,800,000	2.28	07/06/2005	17,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (National Australia Bank LOC) (A-1+/VMIG1)
24,300,000	2.28	07/06/2005	24,300,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1+/VMIG1)
10,050,000	2.28	07/06/2005	10,050,000
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,990,000	2.32	07/06/2005	4,990,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
11,200,000	2.31	07/07/2005	11,200,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
10,000,000	2.32	07/06/2005	10,000,000

			$86,585,000

South Carolina—0.8%
South Carolina Public Service Authority Santee Cooper CP (Dexia Credit Local BNP Paribas) (A-1+)
5,809,000	2.40	07/29/2005	5,809,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.32	07/07/2005	5,000,000
South Carolina VRDN RB Transportation Infrastructure Bank Eagle Tax-Exempt Trust Series 2001-4001 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
6,760,000	2.32	07/07/2005	6,760,000

			$17,569,000

Tennessee—3.4%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/ VMIG1)
$8,700,000	2.25%	07/06/2005	$8,700,000
Memphis Electric System VRDN RB Series 2003-880 (MBIA) (Morgan Stanley) (VMIG1)(a)
12,100,000	2.31	07/07/2005	12,100,000
Memphis GO CP Series 2001 (MBIA) (A-1+)
4,000,000	2.30	08/12/2005	4,000,000
5,000,000	2.55	11/09/2005	5,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/ VMIG1)
12,000,000	2.28	07/07/2005	12,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/ VMIG1)
7,565,000	2.28	07/07/2005	7,565,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
4,500,000	2.27	08/24/2005	4,500,000
2,000,000	2.80	09/30/2005	2,000,000
2,500,000	2.60	11/14/2005	2,500,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen) (VMIG1)
13,560,000	2.30	07/07/2005	13,560,000

			$71,925,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas—15.6%
City of Houston CP Series D (Depfa Bank) (A-1+/ P-1)
$5,000,000	2.35%	07/12/2005	$5,000,000
7,000,000	2.40	07/29/2005	7,000,000
3,000,000	2.50	09/09/2005	3,000,000
3,000,000	2.57	10/24/2005	3,000,000
Cypress Fairbanks Independent School District VRDN RB Merlots Series 2004 C-16 (PSF-GTD) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,395,000	2.32	07/06/2005	4,395,000
Cypress Fairbanks Independent School District VRDN RMerlots Series 2001 A129 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1)(a)(c)
2,995,000	1.80	07/07/2005	2,995,000
Dallas Area Rapid Transit CP (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Corp. and Westdeutsche Landesbank SPA) (A-1+/P-1)
2,500,000	2.50	09/08/2005	2,500,000
Garland GO CP Series 2002 (Landesbank Hessen-Thueringen SPA) (A-1+)
2,000,000	2.50	09/07/2005	2,000,000
Harris County GO Refunding for Permanent Improvement Series 2002 (AA+/ Aa1)
4,500,000	5.00	10/01/2005	4,524,371
Harris County GO TANS Series 2005 (SP-1+/ MIG1)
17,000,000	3.75	02/28/2006	17,115,982
Harris County Health Facilities Development Corp. VRDN RB Refunding for The Methodist Health System Series 2005 B (A-1+)
6,800,000	2.30	07/01/2005	6,800,000
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital (JPMorgan Chase Bank, Bayerische Landesbank, Bank of America N.A. SPA, and Northern Trust Company SPA) (A-1+)
11,300,000	2.30	07/01/2005	11,300,000
Harris County Toll Road CP Series 2005 E01 (Dexia Credit Local SPA) (A-1/ P-1)
5,000,000	2.55	09/07/2005	5,000,000
Harris County VRDN RB P-Floats-PT 971 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,995,000	2.31	07/07/2005	8,995,000
Houston Airport System CP Series 2005 (Dexia Credit Local LOC) (A1+/ P-1)
4,000,000	2.55	10/06/2005	4,000,000
Houston Independent School District GO VRDN Refunding for School Building Series 2003 (JP Morgan Chase and State Street Corp. SPA) (PSF-GTD) (A-1+/ VMIG1)
10,000,000	2.35	07/06/2005	10,000,000
Houston Utility Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC) (MBIA) (Wachovia Bank N.A. SPA) (A-1)(a)
12,150,000	2.32	07/06/2005	12,150,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank SPA) (A-1/ P-1)
2,000,000	2.85	07/14/2005	2,000,000
3,000,000	2.45	08/24/2005	3,000,000
5,000,000	2.60	09/13/2005	5,000,000
8,500,000	2.93	07/13/2005	8,500,000
Jefferson County GO P-Floats-PT 1414 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,500,000	2.31	07/07/2005	6,500,000
Lewisville Independent School District GO VRDN P-Floats-PT 2089 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,630,000	2.31	07/07/2005	5,630,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)(a)
4,000,000	2.31	07/07/2005	4,000,000
Plano Independent School District GO VRDN P-Floats-PT 2429 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,265,000	2.31	07/07/2005	5,265,000
San Antonio Electric & Gas Systems CP Series A (Bank of America and State Street Corp. SPA) (A-1+/ P-1)
8,000,000	2.82	08/11/2005	8,000,000
6,000,000	2.80	08/12/2005	6,000,000
5,500,000	2.50	08/22/2005	5,500,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG 104 (Societe Generale SPA) (A-1+)(a)
34,930,000	2.31	07/07/2005	34,930,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/ P-1)
6,500,000	2.40	07/29/2005	6,500,000
3,000,000	2.78	09/07/2005	3,000,000
5,500,000	2.80	09/08/2005	5,500,000
Texas A&M University System Building Registration CP (A-1+/P-1)
5,420,000	2.10	07/21/2005	5,420,000
6,000,000	2.10	07/26/2005	6,000,000
Texas Public Finance Authority CP Series 2002 (A-1+/P-1)
3,700,000	2.75	08/24/2005	3,700,000
Texas State GO VRDN for Mobility Fund Series 2005 B (Depfa Bank PLC SPA) (A-1+/ VMIG1)
4,000,000	2.22	07/06/2005	4,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas State GO VRDN Spears Series 2005 DB-154 (Deutche Bank A.G.) (F1+)(a)
$5,000,000	2.31%	07/07/2005	$5,000,000
Texas State Public Finance Authority CP Series 2002 (A-1+)
2,500,000	2.46	07/12/2005	2,500,000
7,000,000	2.78	09/08/2005	7,000,000
Texas State TRANS Series 2004 (SP-1+/ MIG1)
57,500,000	3.00	08/31/2005	57,623,718
Texas State University Systems Financing VRDN RB Refunding ROCS RR-II-R 3028 Series 2004 (FSA) (Citigroup Global Markets) (VMIG1)(a)
5,260,000	2.32	07/07/2005	5,260,000
University of Texas CP Series 2005 (A-1+)
6,000,000	2.45	07/13/2005	6,000,000
4,000,000	2.45	08/09/2005	4,000,000
Williamson County GO VRDN Stars Certificates Series 2005-114 (MBIA) (BNP Paribas SPA) (VMIG1)(a)
5,000,000	2.31	07/07/2005	5,000,000

			$330,604,071

Utah—3.8%
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
$10,000,000	2.27%	07/06/2005	$10,000,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
13,500,000	2.27	07/06/2005	13,500,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
10,140,000	2.27	07/06/2005	10,140,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
4,925,000	2.27	07/06/2005	4,925,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
4,000,000	2.30	07/07/2005	4,000,000
Orem Water & Storm Sewer VRDN RB ROCS RR-II-R 7506 Series 2005 (MBIA) (Citibank N.A. LOC) (A-1+)(a)
6,275,000	2.32	07/07/2005	6,275,000
Salt Lake County Sales Tax Revenue VRDN RB P-Floats-PT 2921 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,960,000	2.31	07/07/2005	5,960,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
4,000,000	2.32	07/06/2005	4,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
4,000,000	2.32	07/06/2005	4,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
2,975,000	2.32	07/06/2005	2,975,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
5,000,000	2.32	07/06/2005	5,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
6,500,000	2.30	07/01/2005	6,500,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,530,000	2.30	07/01/2005	3,530,000

			$80,805,000

Virginia—1.6%
Fairfax County GO Refunding for Public Improvements Series 2004 B (Aaa/ AAA)
$2,270,000	6.00%	10/01/2005	$2,292,948
Fairfax County IDA VRDN RB for Inova Health Systems Project Series 2005 A-2 (A-1+/ VMIG1)
10,500,000	2.29	07/06/2005	10,500,000
Reid Hospital & Health Care Service, Inc. VRDN RB for Reid Hospital Project Series 2005 A (FSA) (JP Morgan Chase & Co. SPA) (A-1+)
8,700,000	2.28	07/06/2005	8,700,000
Roanoke IDA VRDN RB for Carilion Health System Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
3,780,000	2.30	07/01/2005	3,780,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (SunTrust Bank SPA) (VMIG1)
2,900,000	2.29	07/06/2005	2,900,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
5,000,000	2.29	07/06/2005	5,000,000

			$33,172,948

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington—6.3%
Chelan County Public Utility District Number 001 Conservancy VRDN RB P-Floats-PT 950 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,000,000	2.31%	07/07/2005	$5,000,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	2.32	07/07/2005	4,000,000
King County School District No 401 Highline Public Schools GO VRDN ROCS RR-II-R 2151 Series 2004 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)
5,305,000	2.32	07/07/2005	5,305,000
King County Water & Sewer Systems CP Series 2005 (Bayerische Landesbank SPA) (A-1/ P-1)
6,000,000	2.10	07/20/2005	6,000,000
6,000,000	2.10	07/26/2005	6,000,000
5,300,000	2.75	09/07/2005	5,300,000
3,700,000	2.75	10/14/2005	3,700,000
King County Water & Sewer Systems VRDN RB Series 2001 B (Landesbank Hessen) (A-1+/ VMIG1)
7,435,000	2.40	07/06/2005	7,435,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)(b)
7,963,500	2.31	07/07/2005	7,963,500
Tacoma GO VRDN P-Floats-PT 2322 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,800,000	2.31	07/07/2005	5,800,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,995,000	2.32	07/06/2005	4,995,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)(a)
12,000,000	2.32	07/07/2005	12,000,000
Washington State Eagle GO VRDN Tax-Exempt-Trust Series 2005-0032 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.32	07/07/2005	5,000,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
2,000,000	2.32	07/07/2005	2,000,000
Washington State Economic Development Finance Authority VRDN RB P-Floats-PT 2333 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,780,000	2.31	07/07/2005	6,780,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A-1+)(a)
8,500,000	2.32	07/07/2005	8,500,000
Washington State GO P-Floats-PT 854 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,495,000	2.31	07/07/2005	7,495,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1998-4702 Class A (Citibank N.A. SPA) (A-1+)(a)
6,000,000	2.32	07/07/2005	6,000,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.32	07/07/2005	5,000,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1) (a)(b)
6,910,000	2.32	07/06/2005	6,910,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,000,000	2.32	07/06/2005	5,000,000
Washington State GO VRDN Merlots Series 2004 C-03 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1) (a)(b)
7,080,000	2.32	07/06/2005	7,080,000

			$133,263,500

Wisconsin—2.6%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 1994-4905 Class A (Citibank N.A. SPA) (A-1)(a)
$15,085,000	2.32%	07/07/2005	$15,085,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
5,000,000	2.31	07/07/2005	5,000,000
Wisconsin State GO VRDN ROCS RR-II-R 2171 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
5,590,000	2.32	07/07/2005	5,590,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care, Inc. Series 1999 C (KBC Bank N.V. and Bank of Nova Scotia) (A-1)
8,450,000	2.24	07/06/2005	8,450,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health Series 2005 B (AMBAC) (Morgan Stanley Bank SPA) (A-1)
5,000,000	2.23	07/07/2005	5,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health Series 2005 C (AMBAC) (Morgan Stanley Bank SPA) (A-1)
4,000,000	2.27	07/07/2005	4,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin (continued)
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (F1+) (a)
$5,000,000	2.31%	07/07/2005	$5,000,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(a)
7,500,000	2.32	07/07/2005	7,500,000

			$55,625,000

Total Investments—104.1%			$2,203,264,115

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2005, these securities amounted to $728,818,000 or approximately 34.3% of net assets.

(b)	All or portion represents a forward commitment.

(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2005, these securities amounted to $7,490,000 or approximately 0.3% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance—Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—103.5%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	2.30%	07/07/2005	$13,700,000
ABN Amro Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
7,950,000	2.31	07/06/2005	7,950,000
Cabrillo Community College District GO ROCS RR-II-R-300 Series 2004 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
1,000,000	2.31	07/07/2005	1,000,000
California Educational Facilities Authority VRDN RB for California institute of Technology ROCS RR-II-R-354 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	2.32	07/07/2005	2,000,000
California Educational Facilities Authority VRDN RB for Pomona College Series 2005 B (A-1+/ VMIG1)
2,500,000	2.23	07/07/2005	2,500,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (VMIG1)(a)
7,000,000	2.31	07/07/2005	7,000,000
California Educational Facilities Authority VRDN RB Stars Certificates Series 2005-135 (BNP Paribas LOC) (VMIG1)(a)
7,280,000	2.30	07/06/2005	7,280,000
California Health Facilities Authority VRDN RB for Adventist Health System Series 2002 B (Wachovia Bank N.A. LOC) (VMIG1)
5,700,000	2.27	07/01/2005	5,700,000
California Health Facilities Financing Authority VRDN RB for Adventist Health Systems Series 2002 A (Wachovia Bank N.A. LOC) (VMIG1)
7,100,000	2.27	07/01/2005	7,100,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2005 A (AMBAC) (JP Morgan Chase & Co.) (A-1+/ VMIG1)
15,575,000	2.23	07/06/2005	15,575,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/ VMIG1)
11,720,000	2.30	07/06/2005	11,720,000
California Infrastructure & Economic Development Bank VRDN RB for Bay Area Toll Authority Floating Rate Receipts Series 2004 SG-172 (AMBAC) (Societe Generale SPA) (A-1+)(a)
3,000,000	2.30	07/06/2005	3,000,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/ VMIG1)
2,800,000	2.25	02/02/2006	2,800,000
California Municipal Finance Authority VRDN RB Refunding for Chevron USA Inc Project Series 2005 (A-1+/ P-1)
4,360,000	2.20	07/01/2005	4,360,000
California State Department of Water Resources CP (Landesbank Hessen-Thueringen SPA) (A-1+)
1,759,000	2.90	07/14/2005	1,759,000
California State Economic Recovery VRDN RB Series 2004 C-2 (Bank of America N.A. SPA) (A-1+/ VMIG1)
3,750,000	2.30	07/01/2005	3,750,000
California State Economic Recovery VRDN RB Series 2004 C-21 (XL Capital Assurance) (Dexia Credit Local SPA) (A-1+/ VMIG1)
4,000,000	2.28	07/06/2005	4,000,000
California State Economic Recovery VRDN RB Series 2004 C-3 (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
4,300,000	2.30	07/01/2005	4,300,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC LOC) (A-1+/ VMIG1)
2,700,000	2.15	07/01/2005	2,700,000
California State GO VRDN for Daily Kindergarten University Series 2004 A-5 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/ VMIG1)
3,930,000	2.15	07/01/2005	3,930,000
California State GO VRDN for Kindergarten University Public Series 2004 A-9 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/ VMIG1)
4,000,000	2.27	07/07/2005	4,000,000
California State GO VRDN for Kindergarten University Series 2004 A-3 (California State Teachers Retirement and Citibank N.A. LOC) (A-1+/ VMIG1)
2,710,000	2.48	07/01/2005	2,710,000
California State GO VRDN Series 2003 A-1 (Westdeutsche Landesbank LOC and JP Morgan Chase & Co.) (A-1+/ VMIG1)
600,000	2.48	07/01/2005	600,000
California State GO VRDN Series 2003 B-1 (BNP Paribas, Bank of New York and California State Teachers Retirement LOC) (A-1+/ VMIG1)
1,200,000	2.30	07/06/2005	1,200,000
California State GO VRDN Series 2003 C-1 (Bank of America N.A., Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
700,000	2.25	07/07/2005	700,000
California State GO VRDN Series 2003 C-2 (Bank of America N.A., Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
1,200,000	2.20	07/07/2005	1,200,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2005 (F1)
5,000,000	2.78	09/07/2005	5,000,000
5,000,000	2.78	09/08/2005	5,000,000
4,000,000	2.60	10/25/2005	4,000,000
California Statewide Communities Development Authority RB Series 2005 A-4 (SP-1+/ MIG1)(b)
2,000,000	4.00	06/30/2006	2,026,820
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
4,300,000	2.26	07/06/2005	4,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (F1+)
$2,600,000	2.30%	07/06/2005	$2,600,000
California Statewide Communities Development Authority VRDN RB Series 2004 L (A-1)
3,800,000	2.26	07/06/2005	3,800,000
City of Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
4,880,000	2.35	07/07/2005	4,880,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,500,000	2.25	07/07/2005	5,500,000
Clovis Unified School District (SP-1+/ MIG1)(b)
5,000,000	4.00	07/05/2006	5,061,150
East Bay Municipal Utility District CP (A-1+)
2,600,000	2.53	09/08/2005	2,600,000
East Bay Municipal Utility District CP (JP Morgan Chase & Co and Westdeutsche Landesbank SPA) (A-1+)
3,000,000	2.75	08/05/2005	3,000,000
East Bay Municipal Utility District Water Systems VRDN RB Refunding Series 2005 B-2 (XLCA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
5,000,000	2.25	07/06/2005	5,000,000
East Bay Municipal Utility District Water Systems VRDN RB Refunding Series 2005 B-3 (XLCA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
6,000,000	2.35	07/06/2005	6,000,000
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,535,000	2.30	07/06/2005	3,535,000
Fresno County VRDN RB for Trinity Health System Series 2000 C (Chase Manhattan Bank and Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
7,240,000	2.17	07/07/2005	7,240,000
Fresno Water Sewer & Systems VRDN RB Series 2000 A (FGIC) (State Street Bank & Trust Co. SPA) (A-1+/ VMIG1)
3,000,000	2.20	07/06/2005	3,000,000
Golden Gate Bridge Highway & Transportation Authority CP Series A (JP Morgan Chase & Co. SPA) (A-1+)
7,700,000	2.42	08/10/2005	7,700,000
Grossmont-Cuyamaca Community College GO VRDN ROCS RR-II-R 6520 Series 2005 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
2,460,000	2.32	07/07/2005	2,460,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
14,100,000	2.25	07/06/2009	14,100,000
Irvine Ranch Water District GO VRDN Refunding Series 1993 B (Landesbank Baden-Wurttm SPA) (A-1+/ VMIG1)
1,200,000	2.48	07/01/2005	1,200,000
Los Angeles Community College GO VRDN ROCS RR-II-R 7002 Series 2005 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
10,000,000	2.31	07/07/2005	10,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
11,861,000	2.20	07/07/2005	11,861,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC) (A-1+)
5,700,000	2.30	07/05/2005	5,700,000
Los Angeles County TRANS Series 2005 A (SP-1+/ MIG1)(b)
5,000,000	4.00	06/30/2006	5,070,950
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2001 B-1 (Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JP Morgan Chase & Co., Landesbank Baden-Wurttm, State Street Bank & Trust Co., and Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
2,400,000	2.21	07/07/2005	2,400,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-2 (Westdeutsche Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co., and Bayerische Landesbank SPA) (A-1+/ VMIG1)
2,100,000	2.20	07/07/2005	2,100,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-3 (Westdeutsche Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase Morgan Chase SPA, and Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
3,575,000	2.23	07/07/2005	3,575,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-5 (Bayerische Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
4,700,000	2.20	07/07/2005	4,700,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-7 (Bayerische Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
2,000,000	2.23	07/07/2005	2,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-8 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank) (A-1+/ VMIG1)
6,600,000	2.27	07/07/2005	6,600,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley) (VMIG1) (a)
3,775,000	2.28	07/07/2005	3,775,000
Los Angeles Department Water & Power VRDN RB Merlots Series 2003 A 24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,100,000	2.31	07/06/2005	3,100,000
Los Angeles GO VRDN P-Floats-PT B 2324 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,975,000	2.30	07/06/2005	4,975,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Unified School District GO TRANS Series 2004 (SP-1+/ MIG1)
$5,000,000	5.00%	09/01/2005	$5,023,454
Los Angeles Unified School District GO VRDN Merlots Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
10,980,000	2.31	07/06/2005	10,980,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,100,000	2.31	07/07/2005	5,100,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
9,565,000	2.31	07/06/2005	9,565,000
Los Angeles Unified School District GO VRDN Merlots Series 2004 B07 (MBIA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,995,000	2.31	07/06/2005	4,995,000
Los Angeles Wastewater Systems CP Series 2003 (California State Teachers Retirement, State Street Bank & Trust Co. and Westdeutsche Landesbank SPA) (A-1+)
10,000,000	2.45	09/12/2005	10,000,000
Los Angeles Wastewater Systems VRDN RB Refunding Subseries 2001 B (FGIC) (FGIC Securities SPA) (A-1+/ VMIG1)
2,000,000	2.15	12/15/2005	2,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 2000 B-2 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)(b)
4,600,000	2.17	07/06/2005	4,600,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 2003 C-1 (Dexia Credit Local SPA) (A-1+/ VMIG1)
3,000,000	2.17	07/07/2005	3,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 1996 A (AMBAC) (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
3,710,000	2.20	07/07/2005	3,710,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 2002 A (Landesbank Baden-Wurttm SPA) (A-1+/ VMIG1)
4,600,000	2.22	07/07/2005	4,600,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 2004 A-1 (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)(b)
5,670,000	2.20	07/07/2005	5,670,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
1,900,000	2.45	07/01/2005	1,900,000
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1998 F (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
2,500,000	2.22	07/01/2005	2,500,000
MSR Public Power Agency VRDN RB for San Juan Project ROCS RR-II-R 335 Series 2005 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	2.31	07/07/2005	2,000,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/ VMIG1)
800,000	2.24	07/06/2005	800,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/ VMIG1)
1,700,000	2.24	07/06/2005	1,700,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,690,000	2.30	07/06/2005	6,690,000
Oakland Joint Powers Financing Authority VRDN RB P-Floats-PT 2873 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,200,000	2.31	07/06/2025	7,200,000
Orange County Apartment Development VRDN RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
3,000,000	2.30	07/05/2005	3,000,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA) (A-1+)
4,635,000	2.25	07/05/2005	4,635,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (VMIG1)
7,600,000	2.20	07/07/2005	7,600,000
Orange County Sanitation District VRDN COPS Series 2005-1032 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
1,500,000	2.28	07/07/2005	1,500,000
Palo Alto Unified School District VRDN Municipal Sectors Trust Receipts Series 1997 SGA 53 (Societe Generale SPA) (A-1+)(a)
9,830,000	2.27	07/06/2005	9,830,000
Pasadena COPS for City Hall & Park Improvement Projects Series 2003 (AMBAC) (California State Teachers Retirement and State Street Bank & Trust Co. SPA) (VMIG1)
3,890,000	2.27	07/07/2005	3,890,000
Placentia-Yorba Linda University School District P-Floats-PT 1437 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,165,000	2.30	07/07/2005	5,165,000
Rancho Santiago Community College Unified District GO ROCS RR II-R 2181 Series 2005 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)
2,815,000	2.31	07/07/2005	2,815,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA) (A-1+)
6,000,000	2.20	07/07/2005	6,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Sacramento County Housing Authority VRDN RB Refunding for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
$7,650,000	2.20%	07/07/2005	$7,650,000
Sacramento County Sanitation District Financing Authority VRDN RB Eagle Series 2004-0047 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	2.31	07/07/2005	4,000,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/ VMIG1)
5,870,000	2.25	07/06/2005	5,870,000
Sacramento County TRANS Series 2004 A (SP-1+/ MIG1)
6,815,000	3.00	07/11/2005	6,817,499
Sacramento County TRANS Series 2005 A (SP-1+/ MIG1)(b)
8,000,000	4.00	07/10/2006	8,116,640
Sacramento County VRDN COPS for Administration Center & Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A-1+/ VMIG1)
1,895,000	2.35	07/07/2005	1,895,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	2.20	07/07/2005	16,600,000
San Diego County & School District GO TRANS Series 2004 A (SP-1+/ MIG1)
8,180,000	3.25	07/25/2005	8,187,362
San Diego County Transportation Commission Sales Tax CP (JP Morgan Chase & Co. SPA) (A-1+)
3,500,000	2.48	10/11/2005	3,500,000
3,000,000	2.50	11/09/2005	3,000,000
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1)
7,000,000	2.75	09/08/2005	7,000,000
4,000,000	2.45	09/09/2005	4,000,000
3,500,000	2.52	09/13/2005	3,500,000
5,000,000	2.75	09/29/2005	5,000,000
San Francisco City & County GO VRDN ROCS RR-II-R 6502 Series 2004 (MBIA) (Citibank N.A. LOC) (VMIG1)(a)
5,825,000	2.31	07/07/2005	5,825,000
San Francisco Transportation Authority CP (Landesbank Baden-Wurttm SPA) (A-1+)
8,250,000	2.50	11/07/2005	8,250,000
Santa Clara Valley Water Authority CP (Westdeutsche Landesbank SPA) (A-1+)
5,000,000	2.53	09/07/2005	5,000,000
Santa Clara Valley Water Authority CP (Westdeutsche Landesbank SPA) (A-1+)
2,595,000	2.52	09/09/2005	2,595,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paribas LOC) (A-1)
3,610,000	2.43	07/06/2005	3,610,000
University of California Regents CP (A-1+)
5,000,000	2.81	08/11/2005	5,000,000
University of California VRDN RB Municipal Sectors Trust Receipts SGB-57 Series 2005 A (AMBAC) (Societe Generale SPA) (A-1+)(a)
12,815,000	2.31	07/07/2005	12,815,000
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,615,000	2.30	07/06/2005	6,615,000
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,870,000	2.30	07/07/2005	5,870,000

			$563,578,875

Puerto Rico—0.2%
Puerto Rico Commonwealth Highway & Transportation Authority VRDN RB Series 1998 A (AMBAC) (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
$1,000,000	2.20%	07/06/2005	$1,000,000

Total Investments—103.7%			$564,578,875

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2005, these securities amounted to $157,040,000 or approximately 28.8% of net assets.

(b)	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
June 30, 2005 (Unaudited)

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—97.6%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$3,000,000	2.32%	07/07/2005	$3,000,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Corp. SPA) (A-1+/ VMIG1)
5,020,000	2.35	07/06/2005	5,020,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2001-A1 (Fleet National Bank LOC) (A-1+/ VMIG1)
8,400,000	2.20	07/06/2005	8,400,000
Long Island Power Authority Electric System CP Series 2002 (Landesbank SC LOC) (A-1+)
5,000,000	2.68	09/08/2005	5,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank/ Landesbank Baden-Wurttemberg LOC) (A-1+/ VMIG1)
4,100,000	2.31	07/06/2005	4,100,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.31	07/07/2005	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	2.31	07/07/2005	3,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A6023 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.31	07/07/2005	5,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,980,000	2.31	07/06/2005	2,980,000
Metropolitan Transportation Authority VRDN RB Series 2005 P2533 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,515,000	2.31	07/06/2005	3,515,000
Metropolitan Transportation Authority VRDN RB Series 2005-1042 (AMBAC) (Morgan Stanley LOC) (F1+)(a)
2,000,000	2.29	07/07/2005	2,000,000
Municipal Assistance Corp. RB Series 1997 H (Aaa/ AAA)
1,395,000	6.00	07/01/2005	1,395,000
Municipal Assistance Corp. RB Series 1997 L (Aaa/ AAA)
1,530,000	6.00	07/01/2006	1,580,999
Municipal Assistance Corp. RB Series 2005 G (Aaa/ AAA)
1,325,000	6.00	07/01/2005	1,325,000
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
10,600,000	2.26	07/01/2005	10,600,000
New York City Civic Facility IDA VRDN RB for Ethical Culture School Project Series 2005 A (XLCA) (Dexia Credit Local SPA) (A-1+)
4,165,000	2.35	07/07/2005	4,165,000
New York City Civic Facility IDA VRDN RB for National Audubon Society Series 1989 (Citibank N.A. LOC) (A-1+)
1,200,000	2.25	07/01/2005	1,200,000
New York City GO VRDN Merlots Series 2004 C-09 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,320,000	2.31	07/06/2005	6,320,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
4,000,000	2.31	07/07/2005	4,000,000
New York City GO VRDN ROCS RR-II-R 251A Series 2003 (Citigroup Global Markets Holding Inc LOC) (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	2.35	07/07/2005	2,000,000
New York City GO VRDN Series 1993 Subseries E-5 (JP Morgan Chase Bank LOC) (A-1+/ VMIG1)
1,200,000	2.48	07/01/2005	1,200,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/ VMIG1)
3,000,000	2.18	07/06/2005	3,000,000
New York City GO VRDN Series 2004 Subseries H-7 (KBC Bank NV LOC) (A-1/ VMIG1)
2,000,000	2.21	07/01/2005	2,000,000
New York City Housing Development Corp. VRDN MF Hsg. RB Mortgage for 90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
18,200,000	2.26	07/06/2005	18,200,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-2 Gold Street Series 2003 A (Fleet National Bank LOC) (A-1+)
16,000,000	2.26	07/06/2005	16,000,000
New York City Municipal Water Finance Authority CP Series 5 (Westdeutsche Landesbank/ Bayersiche Landesbank SPA) (A-1+/ P-1)
2,000,000	2.17	07/14/2005	2,000,000
3,500,000	2.50	09/09/2005	3,500,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg/ Landesbank Hessen-Thueringen SPA) (A-1+/ P-1)
2,000,000	2.88	07/14/2005	2,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority VRDN RB for Water and Sewer System Series 2005 (Morgan Stanley SPA) (A-1)(a)
$2,000,000	2.29%	07/07/2005	$2,000,000
New York City Municipal Water Finance Authority VRDN RB for Water and Sewer System Series 2005 P (MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
2,000,000	2.31	07/06/2005	2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale SPA) (A-1+)(a)
2,500,000	2.31	07/07/2005	2,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PT 2443 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
3,895,000	2.31	07/06/2005	3,895,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+)(a)
3,890,000	2.31	07/07/2005	3,890,000
New York City Transitional Finance Authority RB for Prerefunded Future Tax Secured Series 1997 A (Aa1/ AAA)
1,105,000	4.50	08/15/2005	1,108,328
New York City Transitional Finance Authority RB for Unrefunded Future Tax Secured Series 1997 A (Aa1/ AAA)
1,115,000	4.50	08/15/2005	1,118,358
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
2,840,000	2.23	07/06/2005	2,840,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3E (Bank of New York SPA) (A-1+/ VMIG1)
3,000,000	2.25	07/01/2005	3,000,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3F (Bank of New York SPA) (A-1+/ VMIG1)
2,400,000	2.26	07/01/2005	2,400,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,895,000	2.31	07/06/2005	1,895,000
New York City Transitional Finance Authority VRDN RB Series 2002 2A (Dexia Credit LOC) (A-1+/ VMIG1)
1,500,000	2.17	07/01/2005	1,500,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JP Morgan Chase & Co. SPA) (A-1+)
4,500,000	2.25	07/07/2005	4,500,000
New York State Dormitory Authority CP for Columbia University Series 2002 C (VMIG1)
1,000,000	2.50	11/07/2005	1,000,000
New York State Dormitory Authority CP for Cornell University Series 2005 (Morgan Stanley SPA) (A-1+)
5,000,000	2.40	08/22/2005	5,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
1,935,000	2.26	07/01/2005	1,935,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)(b)
1,220,000	2.18	07/07/2005	1,220,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA) (VMIG1)(a)(b)
2,490,000	2.31	07/07/2005	2,490,000
New York State Energy Research & Development Authority VRDN RB for Con Edison Series 2005 A-1 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)
6,000,000	2.24	07/06/2005	6,000,000
New York State Energy Research & Development Authority VRDN RB for Con Edison Series A-2 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)(a)
3,600,000	2.31	07/06/2005	3,600,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1+/ P-1)
4,000,000	2.33	07/13/2005	4,000,000
4,000,000	2.05	07/20/2005	4,000,000
4,500,000	2.05	07/21/2005	4,500,000
3,500,000	2.12	07/26/2005	3,500,000
4,000,000	2.57	10/25/2005	4,000,000
New York State Environmental Facilities Corp. VRDN RB Clean Water & Drinking Series 2005-1121 (Morgan Stanley SPA) (F1+)(b)
2,000,000	2.29	07/07/2005	2,000,000
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank N.A. SPA) (A-1+)(a)
700,000	2.31	07/07/2005	700,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (A-1) (a)
5,390,000	2.31	07/06/2005	5,390,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/VMIG1)(a)
$1,900,000	1.75%	08/04/2005	$1,900,000
New York State GO VRDN Series 2000 A (Dexia Credit LOC) (A-1+/ VMIG1)
1,890,000	1.80	10/07/2005	1,890,000
New York State GO VRDN Series 2000 B (Dexia Credit LOC) (A-1+/ VMIG1)
1,450,000	1.58	08/04/2005	1,450,000
New York State GO VRDN Series 2004 Subseries H-1 (Bank of New York LOC) (A-1+/ VMIG1) (a)
3,000,000	2.17	07/01/2005	3,000,000
New York State Housing Finance Agency VRDN RB AMT for Tribeca Park Series 1997 A (FNMA) (VMIG1)
3,700,000	2.25	07/06/2005	3,700,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
15,040,000	2.35	07/06/2005	15,040,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Series 2003 A (FHLMC) (VMIG1)
15,000,000	2.20	07/06/2005	15,000,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
8,500,000	2.29	07/06/2005	8,500,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
11,250,000	2.31	07/06/2005	11,250,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
13,720,000	2.27	07/06/2005	13,720,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
5,600,000	2.20	07/06/2005	5,600,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Authority Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
4,700,000	2.31	07/06/2005	4,700,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
8,700,000	2.18	07/06/2005	8,700,000
New York State Local Government Assistance Corp. VRDN RB Merlots Series 2003 A06 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,125,000	2.31	07/06/2005	5,125,000
New York State Power Authority CP Series 2 (Bank of New York, Bank of Nova Scotia, Bayersiche Landesbank, JP Morgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank and Wachovia Bank LOC) (A-1/ P-1)
4,000,000	2.52	09/09/2005	4,000,000
4,000,000	2.50	11/07/2005	4,000,000
New York State Thruway Authority CP Series 01 (Landesbank Hessen-Thueringen SPA) (A-1+/ P-1)
3,000,000	2.75	08/05/2005	3,000,000
New York State Thruway Authority RB Series 2002 A (AA/ A1)
1,000,000	5.00	03/15/2006	1,014,819
New York State Thruway Authority VRDN RB Series 2005 CL-A (AMBAC) (Citibank N.A.) (A-1+) (a)
3,000,000	2.31	07/07/2005	3,000,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(a)
1,600,000	2.31	07/07/2005	1,600,000
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,405,000	2.35	07/06/2005	1,405,000
Orange County GO VRDN Series 2005-885 (JP Morgan Chase & Co. SPA) (VMIG1)(a)
2,700,000	2.31	07/07/2005	2,700,000
Port Authority of New York & New Jersey CP Series 2005 B (Bank of Nova Scotia, JP Morgan Chase & Co. and Lloyds TSB Bank SPA) (A-1+/ P-1)
3,000,000	2.30	08/12/2005	3,000,000
5,000,000	2.50	11/07/2005	5,000,000
3,110,000	2.57	11/08/2005	3,110,000
1,615,000	2.50	11/09/2005	1,615,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 319 Series 2004 (Citibank N.A.) (A-1+/ VMIG1)(a)
3,000,000	2.31	07/07/2005	3,000,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1+/ VMIG1)
3,425,000	2.35	07/07/2005	3,425,000
Three Village Central School District of Brookhaven & Smithtown GO Tax Anticipation Notes Series 2005 (MIG1)
2,000,000	3.75	06/30/2006	2,020,920
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (Bank of America SPA) (VMIG1)
4,000,000	2.35	07/07/2005	4,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2004 922 (Morgan Stanley SPA) (F1+)(a)
5,600,000	2.29	07/07/2005	5,600,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
$2,990,000	2.31%	07/06/2005	$2,990,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
1,100,000	2.19	07/07/2005	1,100,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2001 C (AMBAC) (Bayerische Landesbank SPA) (A-1+/ VMIG1)
2,350,000	2.23	07/07/2005	2,350,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2003 F (ABN Amro Bank N.V. SPA) (A-1+/ VMIG1)
2,400,000	2.23	07/07/2005	2,400,000
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC. VRDN RB AMT Series 2001 B (Bank of New York LOC) (VMIG1)
3,000,000	2.25	07/07/2005	3,000,000
William Floyd Union Free School District of the Mastics-Moriches-Shirley Tax Anticipation Notes Series 2005 (SP-1+)
2,000,000	4.00	06/27/2006	2,025,023

			$374,413,447

Puerto Rico—3.1%
Puerto Rico Commonwealth Highway & Transportation Authority VRDN RB Series 1998 A (AMBAC) (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
$3,700,000	2.20%	07/06/2005	$3,700,000
Puerto Rico Industrial Tourist Educational VRDN RB AMT for Bristol-Myers Squibb Project Series 2000 (P-1)
8,300,000	2.25	07/07/2005	8,300,000

			$12,000,000

Total Investments—100.7%			$386,413,447

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2005, these securities amounted to $94,090,000 or approximately 24.6% of net assets.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
June 30, 2005 (Unaudited)

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Assets:
Investment in unaffiliated securities, based on amortized cost	$404,001,453	$1,311,605,660	$59,459,844
Repurchase agreements-unaffiliated issuers, based on amortized cost	111,700,000	424,900,000	36,100,000
Cash	5,436	58,493	98,557
Receivables:
Investment securities sold	—	—	—
Interest	738,207	3,211,307	209,100
Fund shares sold	10,063,876	358,211	—
Reimbursement from investment adviser	19,272	—	17,846
Other	28,164	3,808	—

Total assets	526,556,408	1,740,137,479	95,885,347

Liabilities:
Payables:
Investment securities purchased	—	—	—
Income distribution	111,529	257,888	17,455
Fund shares repurchased	—	356,385	—
Amounts owed to affiliates	251,902	726,241	35,049
Accrued expenses and other liabilities	125,234	152,503	64,000

Total liabilities	488,665	1,493,017	116,504

Net Assets:
Paid-in capital	526,067,743	1,738,644,462	95,768,843
Accumulated net realized gain (loss) on investment transactions	—	—	—

Net assets	$526,067,743	$1,738,644,462	$95,768,843

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Net assets:
ILA Units	$163,433,469	$504,542,172	$24,948,658
ILA Administration Units	76,662,338	840,427,075	11,743,027
ILA Service Units	246,516,171	265,524,881	54,452,584
ILA Class B Units	16,231,243	—	—
ILA Class C Units	20,702,284	—	—
ILA Cash Management Shares	2,522,238	128,150,334	4,624,574

Units/ Shares outstanding:
ILA Units	163,433,469	504,542,172	24,906,253
ILA Administration Units	76,662,338	840,427,075	11,742,597
ILA Service Units	246,516,171	265,524,881	54,439,787
ILA Class B Units	16,231,243	—	—
ILA Class C Units	20,702,284	—	—
ILA Cash Management Shares	2,522,238	128,150,334	4,624,574

Total units/ shares of beneficial interest outstanding, $0.001 par value (unlimited number of units/ shares authorized)	526,067,743	1,738,644,462	95,713,211

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$43,659,983	$581,646,667	$2,350,519,953	$2,203,264,115	$564,578,875	$386,413,447
1,056,600,000	—	—	—	—	—
26,609	12,068	15,111	62,683	7,031,976	3,646,778

—	—	124,754,080	1,086,339	90,000	90,000
182,072	—	3,894,380	10,225,677	—	—
—	—	4	183	—	4
—	13,650	—	—	—	21,698
9,318	2,854	4,259	7,897	4,054	2,791

1,100,477,982	581,675,239	2,479,187,787	2,214,646,894	571,704,905	390,174,718

—	—	99,750,722	98,324,517	26,745,839	6,335,463
1,509,920	845,213	495,849	387,515	55,113	47,497
—	—	—	11	—	—
331,621	191,269	978,937	888,998	212,285	174,328
334,495	233,767	134,919	77,896	45,880	64,957

2,176,036	1,270,249	101,360,427	99,678,937	27,059,117	6,622,245

1,098,301,946	580,404,990	2,377,829,322	2,114,962,331	544,676,905	383,552,391
—	—	(1,962)	5,626	(31,117)	82

$1,098,301,946	$580,404,990	$2,377,827,360	$2,114,967,957	$544,645,788	$383,552,473

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

$185,315,897	$33,816,947	$773,789,436	$579,990,350	$201,123,915	$108,647,109
14,972,346	31,918,426	1,272,717,073	1,368,646,555	325,596,999	201,685,688
871,052,700	492,848,060	221,214,284	20,935,121	1,688	175,716
—	—	—	—	—	—
—	—	—	—	—	—
26,961,003	21,821,557	110,106,567	145,395,931	17,923,186	73,043,960

185,315,897	33,816,947	773,790,076	579,891,750	201,093,488	108,644,819
14,972,346	31,918,426	1,272,718,115	1,368,583,865	325,585,042	201,681,993
871,052,700	492,848,060	221,214,473	20,927,493	1,688	175,696
—	—	—	—	—	—
—	—	—	—	—	—
26,961,003	21,821,557	110,106,658	145,349,125	17,915,700	73,041,775

1,098,301,946	580,404,990	2,377,829,322	2,114,752,233	544,595,918	383,544,283

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income—unaffiliated	$7,125,551	$25,132,038	$1,504,823
Interest income—affiliated	—	—	3,875

Total income	7,125,551	25,132,038	1,508,698

Expenses:
Non-Class Specific Expenses:
Management fees	894,425	3,171,964	193,367
Transfer Agent fees	102,220	362,510	22,099
Custody and accounting fees	54,696	108,340	32,886
Registration fees	37,801	27,152	14,105
Professional fees	31,648	30,006	29,385
Printing fees	23,655	13,211	14,443
Trustee fees	7,823	7,823	7,823
Other	22,785	4,318	12,739

Subtotal	1,175,053	3,725,324	326,847
Class Specific Expenses:
Service Share fees	466,093	502,178	107,383
Distribution and Service fees—Cash Management Shares	8,804	374,632	14,770
Distribution and Service fees—Class B and Class C units	183,500	—	—
Cash Management Share fees	8,804	374,632	14,770
Administration Share fees	54,100	642,449	8,553

Total expenses	1,896,354	5,619,215	472,323
Less—expense reductions	(77,714)	(322,728)	(100,286)

Net expenses	1,818,640	5,296,487	372,037

Net investment income	5,306,911	19,835,551	1,136,661

Net realized gain (loss) on investment transactions	(4,673)	—	(2,242)

Net increase in net assets resulting from operations	$5,302,238	$19,835,551	$1,134,419

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$11,474,795	$7,369,994	$35,146,799	$24,355,771	$5,537,233	$4,183,290
142,813	—	—	—	—	—

11,617,608	7,369,994	35,146,799	24,355,771	5,537,233	4,183,290

1,505,794	996,185	4,583,780	3,965,357	905,906	677,586
172,091	113,850	523,861	453,184	103,535	77,438
65,158	58,190	133,609	123,636	50,165	47,264
15,400	20,509	28,483	26,152	8,405	8,701
32,101	30,614	28,720	28,431	25,964	31,379
12,648	15,313	13,491	19,480	13,442	15,447
7,823	7,823	7,823	7,823	7,823	7,823
5,273	26,107	23,073	6,647	5,756	10,790

1,816,288	1,268,591	5,342,840	4,630,710	1,120,996	876,428

1,284,243	953,906	420,186	40,787	4	5,913
30,946	58,094	400,947	413,648	45,654	208,377
—	—	—	—	—	—
30,946	58,094	400,947	413,648	45,654	208,376
10,358	23,132	1,014,455	1,053,402	240,246	142,296

3,172,781	2,361,817	7,579,375	6,552,195	1,452,554	1,441,390
(27,183)	(83,828)	(345,435)	(356,012)	(39,262)	(215,505)

3,145,598	2,277,989	7,233,940	6,196,183	1,413,292	1,225,885

8,472,010	5,092,005	27,912,859	18,159,588	4,123,941	2,957,405

(28,369)	13,539	(26,634)	40,615	4,424	717

$8,443,641	$5,105,544	$27,886,225	$18,200,203	$4,128,365	$2,958,122

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Prime Obligations Portfolio		Money Market Portfolio

	For the Six		For the Six
	Months	For the Year	Months	For the Year
	Ended	Ended	Ended	Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

From operations:
Net investment income	$5,306,911	$3,532,949	$19,835,551	$14,121,771
Net realized gain (loss) on investment transactions	(4,673)	7,235	—	19,513

Net increase in net assets resulting from operations	5,302,238	3,540,184	19,835,551	14,141,284

Distributions to unit/shareholders:
From net investment income
ILA Units	(1,984,742)	(1,687,714)	(6,552,040)	(5,167,932)
ILA Administration Units	(805,287)	(599,037)	(9,459,137)	(6,625,070)
ILA Service Units	(2,337,298)	(985,089)	(2,478,457)	(1,690,342)
ILA Class B Units	(117,971)	(74,703)	—	—
ILA Class C Units	(141,530)	(54,615)	—	—
ILA Cash Management Shares	(31,637)	(22,799)	(1,345,917)	(657,940)

Total distributions to unit/shareholders	(5,418,465)	(3,423,957)	(19,835,551)	(14,141,284)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	708,028,803	1,184,362,904	5,673,295,789	10,771,860,575
Reinvestment of dividends and distributions	4,817,533	2,969,822	18,580,572	13,403,334
Cost of units/shares repurchased	(658,301,092)	(1,174,689,576)	(5,687,621,865)	(10,769,820,561)

Net increase (decrease) in net assets resulting from unit/share transactions	54,545,244	12,643,150	4,254,496	15,443,348

Total increase (decrease)	54,429,017	12,759,377	4,254,496	15,443,348
Net assets:
Beginning of period	471,638,726	458,879,349	1,734,389,966	1,718,946,618

End of period	$526,067,743	$471,638,726	$1,738,644,462	$1,734,389,966

The accompanying notes are an integral part of these financial statements.

Government Portfolio		Treasury Obligations Portfolio		Treasury Instruments Portfolio

For the Six		For the Six		For the Six
Months	For the Year	Months	For the Year	Months	For the Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2005	December 31,	June 30, 2005	December 31,	June 30, 2005	December 31,
(Unaudited)	2004	(Unaudited)	2004	(Unaudited)	2004

$1,136,661	$1,028,681	$8,472,010	$4,468,577	$5,092,005	$2,556,479
(2,242)	—	(28,369)	(59,972)	13,539	104,586

1,134,419	1,028,681	8,443,641	4,408,605	5,105,544	2,661,065

(448,084)	(568,546)	(2,141,811)	(1,433,769)	(404,845)	(345,518)
(121,474)	(111,196)	(142,953)	(114,016)	(302,648)	(217,525)
(513,377)	(321,814)	(5,995,126)	(2,872,359)	(4,215,426)	(2,039,324)
—	—	—	—	—	—
—	—	—	—	—	—
(51,484)	(27,125)	(112,475)	(39,737)	(183,458)	(57,865)

(1,134,419)	(1,028,681)	(8,392,365)	(4,459,881)	(5,106,377)	(2,660,232)

253,716,093	306,414,468	1,259,590,552	1,590,906,592	757,262,167	1,379,176,152
1,077,542	984,227	2,078,192	1,324,281	796,418	591,045
(287,721,385)	(338,381,979)	(894,720,006)	(1,767,900,554)	(632,662,895)	(1,399,388,920)

(32,927,750)	(30,983,284)	366,948,738	(175,669,681)	125,395,690	(19,621,723)

(32,927,750)	(30,983,284)	367,000,014	(175,720,957)	125,394,857	(19,620,890)

128,696,593	159,679,877	731,301,932	907,022,889	455,010,133	474,631,023

$95,768,843	$128,696,593	$1,098,301,946	$731,301,932	$580,404,990	$455,010,133

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Federal Portfolio		Tax-Exempt Diversified Portfolio

	For the Six		For the Six
	Months	For the Year	Months	For the Year
	Ended	Ended	Ended	Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

From operations:
Net investment income	$27,912,859	$22,531,498	$18,159,588	$14,631,417
Net realized gain (loss) on investment transactions	(26,634)	38,848	40,615	(23,049)

Net increase in net assets resulting from operations	27,886,225	22,570,346	18,200,203	14,608,368

Distributions to unit/shareholders:
From net investment income
ILA Units	(10,219,411)	(10,114,532)	(5,861,412)	(6,132,774)
ILA Administration Units	(14,329,580)	(10,289,303)	(11,175,000)	(7,864,286)
ILA Service Units	(1,978,570)	(1,370,442)	(136,270)	(55,607)
ILA Class B Units	—	—	—	—
ILA Class C Units	—	—	—	—
ILA Cash Management Shares	(1,360,626)	(796,069)	(986,906)	(578,750)

Total distributions to unit/shareholders	(27,888,187)	(22,570,346)	(18,159,588)	(14,631,417)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	8,535,348,391	16,955,585,386	8,456,225,313	14,494,443,892
Reinvestment of dividends and distributions	25,143,444	20,710,221	16,150,271	13,460,400
Cost of units/shares repurchased	(8,914,767,655)	(17,271,422,195)	(8,556,217,949)	(14,200,547,800)

Net increase (decrease) in net assets resulting from unit/share transactions	(354,275,820)	(295,126,588)	(83,842,365)	307,356,492

Total increase (decrease)	(354,277,782)	(295,126,588)	(83,801,750)	307,333,443
Net assets:
Beginning of period	2,732,105,142	3,027,231,730	2,198,769,707	1,891,436,264

End of period	$2,377,827,360	$2,732,105,142	$2,114,967,957	$2,198,769,707

The accompanying notes are an integral part of these financial statements.

Tax-Exempt California Portfolio		Tax-Exempt New York Portfolio

For the Six		For the Six
Months	For the Year	Months	For the Year
Ended	Ended	Ended	Ended
June 30, 2005	December 31,	June 30, 2005	December 31,
(Unaudited)	2004	(Unaudited)	2004

$4,123,941	$3,087,106	$2,957,405	$1,953,848
4,424	(1,170)	717	(635)

4,128,365	3,085,936	2,958,122	1,953,213

(1,531,793)	(1,593,169)	(953,006)	(777,583)
(2,479,671)	(1,426,687)	(1,506,112)	(970,880)
(11)	(6)	(19,625)	(442)
—	—	—	—
—	—	—	—
(112,466)	(67,244)	(478,662)	(204,943)

(4,123,941)	(3,087,106)	(2,957,405)	(1,953,848)

2,385,519,085	2,701,214,326	1,138,451,584	1,712,228,079
3,832,737	2,940,213	2,727,976	1,838,854
(2,341,491,230)	(2,748,068,153)	(1,091,354,856)	(1,660,392,807)

47,860,592	(43,913,614)	49,824,704	53,674,126

47,865,016	(43,914,784)	49,825,421	53,673,491

496,780,772	540,695,556	333,727,052	280,053,561

$544,645,788	$496,780,772	$383,552,473	$333,727,052

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
June 30, 2005 (Unaudited)

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end, management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA” or “Portfolios,” or individually, a “Portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. All the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. All ILA Portfolios offer ILA Units, ILA Administration Units, ILA Service Units and ILA Cash Management Shares. In addition, Prime Obligations offers ILA Class B and C Units. The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

ILA uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios.
   The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules. Therefore, the source of each Portfolios’ distributions is shown in the accompanying financial statements as from net investment income.
   At December 31, 2004 (tax year end), the following Portfolios had a capital loss carryforward for U.S. Federal income tax purposes of approximately:

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Year	Diversified	California	New York

2007	$—	$5,000	$—
2008	—	4,400	—
2011	11,900	14,300	—
2012	23,100	11,800	600

Total	$35,000	$35,500	$600

   The above amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. Expiration occurs on December 31 of the year indicated.

   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on either a straight-line or pro rata basis depending upon the nature of the expense.
   Unit/ Shareholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and ILA Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans as described in footnote 3.

E. Forward Commitment Transactions—

The Portfolios may enter into forward commitments. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet their obligations with respect to the terms of the transaction.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

2. Significant Accounting Policies (continued)

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. Agreements

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
   GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursement, if any.
   For the six months ended June 30, 2005, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

	Other		B&C Units	CMS
	Expense	Custody	Distribution	Share
	Reimburse-	Fee	and Service	Distribution
Portfolio	ments	Reductions	Fee Waiver	Fee Waiver	Total

Prime Obligations	$66	$1	$4	$7	$78

Money Market	—	1	N/A	322	323

Government	86	1	N/A	13	100

Treasury Obligations	—	1	N/A	26	27

Treasury Instruments	33	1	N/A	50	84

Federal	—	1	N/A	344	345

Tax-Exempt Diversified	—	— †	N/A	356	356

Tax-Exempt California	—	—	N/A	39	39

Tax-Exempt New York	36	—	N/A	180	216

†	Only amounts greater than $500 are disclosed.

   The Trust, on behalf of each Portfolio that offers Class B Units and Class C Units, has adopted a Distribution and Service Plan. Under the respective Distribution and Service Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units. GSAM voluntarily waived a portion of the Distribution and Service Fees equal to 0.13% of the average daily net assets attributable to Class B and Class C units in the Prime Obligations Portfolio, for the one month ended January 31, 2005. Effective February 1, 2005, GSAM removed the voluntary fee waivers on its Distribution and Service Fees attributable to Class B and Class C Units in the Prime Obligations Portfolio.

   The Trust, on behalf of each Portfolio that offers Cash Management Shares, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
   Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C Units contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it did not retain any amounts for Class B units and retained approximately $100 for Class C Units for the six months ended June 30, 2005.
   The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (“the Plans”). The Plans allow for ILA Administration Units, ILA Service Units and ILA Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.

At June 30, 2005, the amounts owed to affiliates were as follows (in thousands):

		Distribution	Transfer
	Management	and Service	Agent	Affiliated
Portfolio	Fees	Fees	Fees	Dealers	Total

Prime Obligations	$155	$30	$18	$49	$252

Money Market	503	8	57	158	726

Government	30	1	3	1	35

Treasury Obligations	296	1	34	1	332

Treasury Instruments	167	1	19	4	191

Federal	687	7	79	206	979

Tax-Exempt Diversified	596	8	68	217	889

Tax-Exempt California	147	1	17	47	212

Tax-Exempt New York	110	4	13	47	174

   Goldman Sachs also serves as the Transfer Agent for the Portfolios and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

4. Line of Credit Facility

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2005, the Portfolios did not have any borrowings under this facility.

5. Portfolio Concentrations

As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

6. Other Matters

Exemptive Orders— Pursuant to SEC exemptive orders, The Goldman Sachs Money Market Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Legal Proceedings— Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. Certain investment portfolios of the Trust were named as nominal defendants in the amended complaint. The amended complaint alleges violations of the Act are the Investment Advisers Act of 1940. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The consolidated and amended complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars.
The complaint further alleges that the Trust’s officers and trustees breached their fiduciary duties in connection with the foregoing. In addition, in March 2005, Jeanne and Don Masden fled a purported class action lawsuit in the United States District Court for the Southern District of New York against GSG, GSAM, Goldman Sachs, the Trustees of the Trust, the Trust, and certain other related parties. The lawsuit amends a previously filed complaint, and alleges breaches of fiduciary duties and duties of care owed under federal and state law resulting from a failure to ensure that equity securities held by the Goldman Sachs Funds participated in class action settlements for which they were eligible. Plaintiffs seek compensatory damages, disgorgement of the fees paid to the investment advisers and punitive damages. Based on currently available information, GSAM and GSAMI believe material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Goldman Sachs Trust — Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

7. Summary of Unit/ Share Transactions (at $1.00 per unit/share)

Unit/share activity is as follows:

	Prime Obligations Portfolio		Money Market Portfolio

	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2005	Year Ended	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

ILA Units:
Units sold	245,201,780	514,120,948	899,616,854	1,702,920,271
Reinvestment of dividends and distributions	1,515,488	1,304,342	6,294,823	4,971,198
Units repurchased	(244,118,314)	(523,331,027)	(947,894,666)	(1,663,771,061)

	2,598,954	7,905,737	(41,982,989)	44,120,408

ILA Administration Units:
Units sold	165,717,766	274,577,711	2,966,996,504	4,991,040,266
Reinvestment of dividends and distributions	768,128	580,909	8,541,802	6,152,499
Units repurchased	(154,855,126)	(276,362,224)	(2,967,367,617)	(4,763,149,575)

	11,630,768	(1,203,604)	8,170,689	234,043,190

ILA Service Units:
Units sold	243,247,403	313,613,349	1,375,976,321	3,191,066,801
Units converted from ILA Class B(a)	244,594	110,981	—	—
Reinvestment of dividends and distributions	2,254,101	942,014	2,452,611	1,673,674
Units repurchased	(204,275,362)	(281,419,311)	(1,356,528,769)	(3,243,141,032)

	41,470,736	33,247,033	21,900,163	(50,400,557)

ILA Class B Units:
Units sold	5,485,620	13,466,341	—	—
Units converted to ILA Service(a)	(244,594)	(110,981)	—	—
Reinvestment of dividends and distributions	108,817	67,412	—	—
Units repurchased	(7,345,452)	(21,705,766)	—	—

	(1,995,609)	(8,282,994)	—	—

ILA Class C Units:
Units sold	19,957,462	19,875,646	—	—
Reinvestment of dividends and distributions	139,419	53,102	—	—
Units repurchased	(14,458,798)	(21,209,831)	—	—

	5,638,083	(1,281,083)	—	—

ILA Cash Management Shares:
Shares sold	28,418,772	48,708,909	430,706,110	886,833,237
Reinvestment of dividends and distributions	31,580	22,043	1,291,336	605,963
Shares repurchased	(33,248,040)	(50,661,417)	(415,830,813)	(1,099,758,893)

	(4,797,688)	(1,930,465)	16,166,633	(212,319,693)

Net increase (decrease) in units/shares	54,545,244	12,643,150	4,254,496	15,443,348

(a)	Class B Units will automatically convert into Service Units at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

Government Portfolio		Treasury Obligations Portfolio		Treasury Instruments Portfolio

For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
June 30, 2005	Year Ended	June 30, 2005	Year Ended	June 30, 2005	Year Ended
(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

52,075,983	127,470,174	387,189,881	676,949,955	84,564,932	142,450,104
421,381	542,850	1,943,566	1,215,940	343,687	320,227
(78,834,201)	(162,436,383)	(359,845,010)	(659,817,458)	(84,927,655)	(160,198,291)

(26,336,837)	(34,423,359)	29,288,437	18,348,437	(19,036)	(17,427,960)

28,419,129	63,264,753	43,066,338	98,289,242	106,268,418	233,937,626
120,707	110,648	128,693	101,864	276,336	210,568
(29,405,383)	(63,630,863)	(41,122,251)	(103,214,673)	(107,729,510)	(232,320,336)

(865,547)	(255,462)	2,072,780	(4,823,567)	(1,184,756)	1,827,858

19,644,377	61,499,299	803,477,344	789,309,385	529,103,185	958,349,325
—	—	—	—	—	—
499,138	311,646	3,115	4,960	—	2,908
(22,644,012)	(57,029,210)	(486,819,124)	(944,791,872)	(408,550,567)	(948,493,029)

(2,500,497)	4,781,735	316,661,335	(155,477,527)	120,552,618	9,859,204

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

153,576,604	54,180,242	25,856,989	26,358,010	37,325,632	44,439,097
36,316	19,083	2,818	1,517	176,395	57,342
(156,837,789)	(55,285,523)	(6,933,621)	(60,076,551)	(31,455,163)	(58,377,264)

(3,224,869)	(1,086,198)	18,926,186	(33,717,024)	6,046,864	(13,880,825)

(32,927,750)	(30,983,284)	366,948,738	(175,669,681)	125,395,690	(19,621,723)

Goldman Sachs Trust — Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

7. Summary of Unit/ Share Transactions (at $1.00 per unit/share) (continued)

Unit/share activity is as follows:

	Federal Portfolio		Tax-Exempt Diversified Portfolio

	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2005	Year Ended	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

ILA Units:
Units sold	1,940,486,600	4,142,423,150	1,535,593,224	3,357,315,327
Reinvestment of dividends and distributions	8,980,150	9,069,857	5,179,989	5,595,098
Units repurchased	(2,113,230,030)	(4,361,073,856)	(1,658,168,509)	(3,387,535,831)

	(163,763,280)	(209,580,849)	(117,395,296)	(24,625,406)

ILA Administration Units:
Units sold	5,014,709,763	8,796,108,628	6,235,242,991	9,545,773,328
Reinvestment of dividends and distributions	13,358,319	9,819,486	10,014,014	7,303,061
Units repurchased	(5,168,017,014)	(8,422,373,189)	(6,215,294,629)	(9,006,625,768)

	(139,948,932)	383,554,925	29,962,376	546,450,621

ILA Service Units:
Units sold	1,119,723,147	2,426,010,394	32,425,143	35,306,307
Reinvestment of dividends and distributions	1,539,306	1,099,473	55,722	42,207
Units repurchased	(1,130,274,529)	(2,482,172,525)	(35,197,927)	(25,981,701)

	(9,012,076)	(55,062,658)	(2,717,062)	9,366,813

ILA Cash Management Shares:
Shares sold	460,428,881	1,591,043,214	652,963,955	1,556,048,930
Reinvestment of dividends and distributions	1,265,669	721,405	900,546	520,034
Shares repurchased	(503,246,082)	(2,005,802,625)	(647,556,884)	(1,780,404,500)

	(41,551,532)	(414,038,006)	6,307,617	(223,835,536)

Net increase (decrease) in units/shares	(354,275,820)	(295,126,588)	(83,842,365)	307,356,492

Tax-Exempt California Portfolio		Tax-Exempt New York Portfolio

For the		For the
Six Months Ended	For the	Six Months Ended	For the
June 30, 2005	Year Ended	June 30, 2005	Year Ended
(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

517,505,443	806,693,227	269,640,645	456,998,964
1,427,272	1,497,252	819,400	712,937
(525,948,901)	(844,160,717)	(261,556,002)	(447,486,745)

(7,016,186)	(35,970,238)	8,904,043	10,225,156

1,706,629,785	1,716,162,188	662,121,215	940,709,598
2,300,077	1,383,276	1,437,956	932,964
(1,657,254,915)	(1,676,996,473)	(636,009,425)	(891,619,892)

51,674,947	40,548,991	27,549,746	50,022,670

—	—	3,000,000	50,000
11	6	19,625	442
—	—	(3,000,000)	(18,000)

11	6	19,625	32,442

161,383,857	178,358,911	203,689,724	314,469,517
105,377	59,679	450,995	192,511
(158,287,414)	(226,910,963)	(190,789,429)	(321,268,170)

3,201,820	(48,492,373)	13,351,290	(6,606,142)

47,860,592	(43,913,614)	49,824,704	53,674,126

Goldman Sachs Trust— Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Prime Obligations Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net		Ratio of		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average		average net		to average
Year—Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		net assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.012	$(0.012)	$1.00	1.19%	$163,434	0.43	%(d)	2.35	%(d)	0.46	%(d)	2.32	%(d)
2005-ILA Administration Units	1.00	0.011	(0.011)	1.00	1.11	76,663	0.58	(d)	2.19	(d)	0.61	(d)	2.16	(d)
2005-ILA Service Units	1.00	0.010	(0.010)	1.00	0.99	246,516	0.83	(d)	1.96	(d)	0.86	(d)	1.93	(d)
2005-ILA B Units	1.00	0.007	(0.007)	1.00	0.70	16,231	1.41	(d)	1.35	(d)	1.46	(d)	1.30	(d)
2005-ILA C Units	1.00	0.007	(0.007)	1.00	0.70	20,702	1.41	(d)	1.39	(d)	1.46	(d)	1.34	(d)
2005-ILA Cash Management Shares	1.00	0.009	(0.009)	1.00	0.90	2,522	1.00	(d)	1.75	(d)	1.46	(d)	1.29	(d)

For the Years Ended December 31,

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.00	160,780	0.43		1.00		0.47		0.96
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.85	65,049	0.58		0.86		0.62		0.82
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.60	205,341	0.83		0.63		0.87		0.59
2004-ILA B Units	1.00	0.003	(0.003)	1.00	0.35	18,080	1.07		0.35		1.47		(0.05)
2004-ILA C Units	1.00	0.003	(0.003)	1.00	0.35	15,068	1.07		0.36		1.47		(0.04)
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.45	7,321	0.97		0.40		1.47		(0.10)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	168,536	0.44		0.81		0.44		0.81
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	66,235	0.59		0.65		0.59		0.65
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84		0.39		0.84		0.39
2003-ILA B Units	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99		0.24		1.44		(0.21)
2003-ILA C Units	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99		0.24		1.44		(0.21)
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	9,250	0.96		0.26		1.44		(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.45	573,280	0.43		1.42		0.44		1.41
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.30	77,988	0.58		1.29		0.59		1.28
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.05	179,945	0.83		1.03		0.84		1.02
2002-ILA B Units	1.00	— (c)	— (c)	1.00	0.48	39,904	1.39		0.46		1.44		0.41
2002-ILA C Units	1.00	— (c)	— (c)	1.00	0.48	18,241	1.39		0.47		1.44		0.42
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.87	9,917	1.00		0.90		1.44		0.46

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.79	443,213	0.43		3.70		0.43		3.70
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.63	123,869	0.58		3.38		0.58		3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.38	152,735	0.83		3.25		0.83		3.25
2001-ILA B Units	1.00	0.03	(0.03)	1.00	2.76	32,731	1.43		2.51		1.43		2.51
2001-ILA C Units	1.00	0.03	(0.03)	1.00	2.76	15,396	1.43		2.56		1.43		2.56
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.20	24,547	1.00		3.34		1.43		2.91

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.14	584,448	0.43		5.94		0.43		5.94
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.98	71,230	0.58		5.87		0.58		5.87
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.72	170,446	0.83		5.63		0.83		5.63
2000-ILA B Units	1.00	0.05	(0.05)	1.00	5.09	20,333	1.43		4.97		1.43		4.97
2000-ILA C Units	1.00	0.05	(0.05)	1.00	5.09	10,806	1.43		5.02		1.43		5.02
2000-ILA Cash Management Shares	1.00	0.05	(0.05)	1.00	5.54	39,081	1.00		5.46		1.43		5.03

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Less than $0.005 per unit.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Money Market Portfolio

											Ratios assuming no expense
											reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
Year—Share	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.012	$(0.012)	$1.00	1.18%	$504,542	0.41	%(c)	2.36	%(c)	0.41	%(c)	2.36	%(c)
2005-ILA Administration Units	1.00	0.011	(0.011)	1.00	1.11	840,427	0.56	(c)	2.21	(c)	0.56	(c)	2.21	(c)
2005-ILA Service Units	1.00	0.010	(0.010)	1.00	0.98	265,525	0.81	(c)	1.97	(c)	0.81	(c)	1.97	(c)
2005-ILA Cash Management Shares	1.00	0.009	(0.009)	1.00	0.90	128,150	0.98	(c)	1.80	(c)	1.41	(c)	1.37	(c)

For the Years Ended December 31,

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.03	546,525	0.42		1.02		0.42		1.02
2004-ILA Administration Units	1.00	0.009	(0.009)	1.00	0.88	832,256	0.57		0.91		0.57		0.91
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.62	243,625	0.82		0.61		0.82		0.61
2004-ILA Cash Management Shares	1.00	0.005	(0.005)	1.00	0.48	111,984	0.95		0.36		1.42		(0.11)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.84	502,405	0.41		0.85		0.41		0.85
2003-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.69	598,213	0.56		0.67		0.56		0.67
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	294,025	0.81		0.44		0.81		0.44
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.32	324,304	0.93		0.31		1.41		(0.17)

2002-ILA Units	1.00	0.02	(0.02)	1.00	1.53	825,207	0.41		1.53		0.41		1.53
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.37	429,751	0.56		1.36		0.56		1.36
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.12	302,354	0.81		1.12		0.81		1.12
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.95	250,759	0.98		0.98		1.41		0.55

2001-ILA Units	1.00	0.04	(0.04)	1.00	4.02	1,156,176	0.41		4.13		0.41		4.13
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.87	394,078	0.56		3.73		0.56		3.73
2001-ILA Service Units	1.00	0.04	(0.04)	1.00	3.61	312,776	0.81		3.55		0.81		3.55
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.43	419,362	0.98		3.33		1.41		2.90

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.18	1,753,668	0.41		6.05		0.41		6.05
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	6.02	321,440	0.56		6.12		0.56		6.12
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.76	346,427	0.81		5.63		0.81		5.63
2000-ILA Cash Management Shares	1.00	0.06	(0.06)	1.00	5.60	315,194	0.98		5.72		1.41		5.29

(a)	Calculated based on the average units/ shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/ shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Government Portfolio

											Ratios assuming no expense
											reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
Year—Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.011	$(0.011)	$1.00	1.15%	$24,949	0.43	%(c)	2.27	%(c)	0.59	%(c)	2.11	%(c)
2005-ILA Administration Units	1.00	0.011	(0.011)	1.00	1.08	11,743	0.58	(c)	2.13	(c)	0.74	(c)	1.97	(c)
2005-ILA Service Units	1.00	0.009	(0.009)	1.00	0.95	54,453	0.83	(c)	1.92	(c)	0.99	(c)	1.76	(c)
2005-ILA Cash Management Shares	1.00	0.009	(0.009)	1.00	0.87	4,624	1.00	(c)	1.75	(c)	1.59	(c)	1.16	(c)

For the Years Ended December 31,

2004-ILA Units	1.00	0.010	(0.010)	1.00	0.97	51,286	0.43		0.92		0.56		0.79
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.82	12,609	0.58		0.82		0.71		0.69
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.57	56,953	0.83		0.60		0.96		0.47
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.45	7,849	0.95		0.46		1.56		(0.15)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.73	85,709	0.44		0.72		0.53		0.63
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.58	12,864	0.59		0.56		0.68		0.47
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.33	52,171	0.84		0.34		0.93		0.25
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	8,936	0.92		0.28		1.53		(0.33)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	81,790	0.43		1.34		0.53		1.24
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.18	11,398	0.58		1.15		0.68		1.05
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.93	81,178	0.83		0.91		0.93		0.81
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.76	18,608	1.00		0.76		1.53		0.23

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.69	124,757	0.43		3.61		0.49		3.55
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.53	6,027	0.58		2.84		0.64		2.78
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.28	57,800	0.83		3.15		0.89		3.09
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.10	22,106	1.00		3.24		1.49		2.75

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.05	126,034	0.43		5.84		0.48		5.79
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.89	562	0.58		5.57		0.63		5.52
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.63	50,733	0.83		5.42		0.88		5.37
2000-ILA Cash Management Shares	1.00	0.05	(0.05)	1.00	5.50	44,533	1.00		5.60		1.48		5.12

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
Year—Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.011	$(0.011)	$1.00	1.11%	$185,316	0.42	%(c)	2.25	%(c)	0.42	%(c)	2.25	%(c)
2005-ILA Administration Units	1.00	0.010	(0.010)	1.00	1.03	14,972	0.57	(c)	2.09	(c)	0.57	(c)	2.09	(c)
2005-ILA Service Units	1.00	0.009	(0.009)	1.00	0.91	871,053	0.82	(c)	1.89	(c)	0.82	(c)	1.89	(c)
2005-ILA Cash Management Shares	1.00	0.008	(0.008)	1.00	0.82	26,961	0.99	(c)	1.83	(c)	1.42	(c)	1.40	(c)

For the Periods Ended December 31,

2004-ILA Units	1.00	0.009	(0.009)	1.00	0.91	156,027	0.43		0.92		0.43		0.92
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.76	12,900	0.58		0.74		0.58		0.74
2004-ILA Service Units	1.00	0.005	(0.005)	1.00	0.51	554,391	0.83		0.47		0.83		0.47
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.40	8,035	0.92		0.26		1.43		(0.25)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.74	137,679	0.42		0.73		0.42		0.73
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.59	17,723	0.57		0.55		0.57		0.55
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	709,869	0.82		0.36		0.82		0.36
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	41,752	0.91		0.23		1.42		(0.28)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.42	297,858	0.41		1.36		0.41		1.36
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.27	19,567	0.56		1.19		0.56		1.19
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.02	2,222,340	0.81		0.93		0.81		0.93
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.85	90,681	0.98		0.77		1.41		0.34

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.61	423,561	0.43		3.43		0.44		3.42
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.46	16,595	0.58		3.39		0.59		3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.20	1,379,621	0.83		2.70		0.84		2.69
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.03	2,532	1.00		3.09		1.44		2.65

2000-ILA Units	1.00	0.06	(0.06)	1.00	5.95	384,023	0.42		5.77		0.42		5.77
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.79	15,095	0.57		5.51		0.57		5.51
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.52	493,259	0.82		5.49		0.82		5.49
2000-ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.33	2,598	0.99	(c)	5.53	(c)	1.42	(c)	5.10	(c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average		average		to average
Year—Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		net assets		net assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.011	$(0.011)	$1.00	1.06%	$33,817	0.43	%(c)	2.12	%(c)	0.44	%(c)	2.11%	(c)
2005-ILA Administration Units	1.00	0.010	(0.010)	1.00	0.98	31,918	0.58	(c)	1.96	(c)	0.59	(c)	1.95(	c)
2005-ILA Service Units	1.00	0.009	(0.009)	1.00	0.86	492,848	0.83	(c)	1.76	(c)	0.84	(c)	1.75(	c)
2005-ILA Cash Management Shares	1.00	0.008	(0.008)	1.00	0.77	21,822	1.00	(c)	1.59	(c)	1.44	(c)	1.15(	c)

For the Periods Ended December 31,

2004-ILA Units	1.00	0.008	(0.008)	1.00	0.85	33,836	0.43		0.79		0.44		0.78
2004-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.70	33,103	0.58		0.68		0.59		0.67
2004-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	372,296	0.83		0.40		0.84		0.39
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.38	15,775	0.88		0.31		1.44		(0.25)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.65	51,264	0.44		0.63		0.45		0.62
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.50	31,275	0.59		0.44		0.60		0.43
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.25	362,436	0.84		0.21		0.85		0.20
2003-ILA Cash Management Shares	1.00	0.002	(0.002)	1.00	0.23	29,656	0.86		0.18		1.45		(0.41)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	103,658	0.43		1.26		0.44		1.25
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.17	25,910	0.58		1.09		0.59		1.08
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.92	430,601	0.83		0.84		0.84		0.83
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.75	11,602	1.00		0.68		1.44		0.24

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.59	203,239	0.43		3.49		0.47		3.45
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.43	18,842	0.58		3.23		0.62		3.19
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.18	247,064	0.83		2.67		0.87		2.63
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.00	20,312	1.00		2.63		1.47		2.16

2000-ILA Units	1.00	0.05	(0.05)	1.00	5.62	201,088	0.43		5.49		0.45		5.47
2000-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.46	21,875	0.58		5.20		0.60		5.18
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.20	104,076	0.83		4.96		0.85		4.94
2000-ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.21	11,577	1.00	(c)	5.22	(c)	1.45	(c)	4.77(	c)

(a)	Calculated based on the average units/ shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust —Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Federal Portfolio

											Ratios assuming no
											expense reductions

							Ratio of net		Ratio of net		Ratio of		Ratio of net
	Net asset			Net asset		Net assets,	expenses to		investment		total		investment
	value,	Net	Distributions	value,		end of	average		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	net		average net		average net		to average
Year—Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.011	$(0.011)	$1.00	1.14%	$773,789	0.41	%(c)	2.28	%(c)	0.41	%(c)	2.28	%(c)
2005-ILA Administration Units	1.00	0.011	(0.011)	1.00	1.07	1,272,717	0.56	(c)	2.12	(c)	0.56	(c)	2.12	(c)
2005-ILA Service Units	1.00	0.009	(0.009)	1.00	0.94	221,214	0.81	(c)	1.89	(c)	0.81	(c)	1.89	(c)
2005-ILA Cash Management Shares	1.00	0.009	(0.009)	1.00	0.86	110,107	0.98	(c)	1.70	(c)	1.41	(c)	1.27	(c)

For the Periods Ended December 31,

2004-ILA Units	1.00	0.010	(0.010)	1.00	0.97	937,553	0.41		0.94		0.41		0.94
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.82	1,412,667	0.56		0.84		0.56		0.84
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.57	230,227	0.81		0.54		0.81		0.54
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.42	151,658	0.94		0.26		1.41		(0.21)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	1,147,134	0.41		0.79		0.41		0.79
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	1,029,112	0.56		0.62		0.56		0.62
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	285,290	0.81		0.37		0.81		0.37
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	565,696	0.93		0.26		1.41		(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.47	1,814,911	0.41		1.47		0.41		1.47
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.32	964,512	0.56		1.31		0.56		1.31
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.06	279,916	0.81		1.05		0.81		1.05
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.89	700,184	0.98		0.90		1.41		0.47

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.90	3,095,942	0.41		3.96		0.41		3.96
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.74	1,044,722	0.56		3.45		0.56		3.45
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.48	291,750	0.81		3.38		0.81		3.38
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.31	1,176,092	0.98		3.23		1.41		2.80

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.03	4,221,684	0.40		5.90		0.40		5.90
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.87	620,138	0.55		6.01		0.55		6.01
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.61	278,002	0.80		5.48		0.80		5.48
2000-ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.36	778,826	1.00	(c)	5.59	(c)	1.43	(c)	5.16	(c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/ shareholder would pay on portfolio distributions. Returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
Year—Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.009	$(0.009)	$1.00	0.88%	$579,990	0.41	%(c)	1.74	%(c)	0.41	%(c)	1.74	%(c)
2005-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.81	1,368,647	0.56	(c)	1.59	(c)	0.56	(c)	1.59	(c)
2005-ILA Service Units	1.00	0.007	(0.007)	1.00	0.68	20,935	0.81	(c)	1.34	(c)	0.81	(c)	1.34	(c)
2005-ILA Cash Management Shares	1.00	0.006	(0.006)	1.00	0.60	145,396	0.98	(c)	1.19	(c)	1.41	(c)	0.76	(c)

For the Years Ended December 31,

2004-ILA Units	1.00	0.008	(0.008)	1.00	0.82	697,374	0.41		0.80		0.41		0.80
2004-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.67	1,338,658	0.56		0.69		0.56		0.69
2004-ILA Service Units	1.00	0.004	(0.004)	1.00	0.42	23,652	0.81		0.43		0.81		0.43
2004-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.33	139,086	0.87		0.28		1.41		(0.26)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.68	722,008	0.41		0.68		0.41		0.68
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.52	792,220	0.56		0.50		0.56		0.50
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.33	14,285	0.75		0.36		0.81		0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.33	362,923	0.75		0.32		1.41		(0.34)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.11	1,022,037	0.41		1.11		0.42		1.10
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.96	401,548	0.56		0.96		0.57		0.95
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.71	34,183	0.81		0.70		0.82		0.69
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.79	261,051	0.73		0.78		1.42		0.09

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.44	1,339,898	0.40		2.43		0.41		2.42
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.28	357,182	0.55		2.03		0.56		2.02
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.03	74,461	0.80		1.83		0.81		1.82
2001-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	1.85	290,372	0.97		1.82		1.41		1.38

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.74	1,732,707	0.41		3.67		0.42		3.66
2000-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.58	130,767	0.56		3.64		0.57		3.63
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.33	51,389	0.81		3.26		0.82		3.25
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.19	227,089	0.98		3.32		1.42		2.88

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
Year—Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.009	$(0.009)	$1.00	0.86%	$201,124	0.43	%(c)	1.71	%(c)	0.43	%(c)	1.71	%(c)
2005-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.79	325,597	0.58	(c)	1.52	(c)	0.58	(c)	1.52	(c)
2005-ILA Service Units	1.00	0.007	(0.007)	1.00	0.66	2	0.83	(c)	1.32	(c)	0.83	(c)	1.32	(c)
2005-ILA Cash Management Shares	1.00	0.006	(0.006)	1.00	0.58	17,923	1.00	(c)	1.23	(c)	1.43	(c)	0.80	(c)

For the Years Ended December 31,

2004-ILA Units	1.00	0.008	(0.008)	1.00	0.78	208,139	0.43		0.74		0.45		0.72
2004-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.62	273,919	0.58		0.64		0.60		0.62
2004-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	2	0.83		0.36		0.85		0.34
2004-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.32	14,721	0.82		0.23		1.45		(0.40)

2003-ILA Units	1.00	0.006	(0.006)	1.00	0.61	244,109	0.42		0.61		0.43		0.60
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.46	233,371	0.57		0.41		0.58		0.40
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	2	0.66		0.47		0.83		0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.33	63,214	0.71		0.32		1.43		(0.40)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.00	359,166	0.43		0.99		0.44		0.98
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.85	98,643	0.58		0.84		0.59		0.83
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.60	284	0.83		0.61		0.84		0.60
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.68	53,050	0.75		0.67		1.44		(0.02)

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.08	305,626	0.43		2.13		0.45		2.11
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	1.92	70,281	0.58		1.82		0.60		1.80
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.67	84	0.83		1.84		0.85		1.82
2001-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	1.50	62,986	1.00		1.53		1.45		1.08

2000-ILA Units	1.00	0.03	(0.03)	1.00	3.17	650,980	0.42		3.08		0.43		3.07
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02	27,490	0.56		2.99		0.57		2.98
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76	63	0.82		2.22		0.83		2.21
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	2.63	71,162	0.98		2.74		1.42		2.30

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	to unit/	end of	Total	period	average net		average net		average net		to average
Year—Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2005-ILA Units	$1.00	$0.009	$(0.009)	$1.00	0.86%	$108,647	0.43	%(c)	1.71	%(c)	0.45	%(c)	1.69	%(c)
2005-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.79	201,685	0.58	(c)	1.59	(c)	0.60	(c)	1.57	(c)
2005-ILA Service Units	1.00	0.007	(0.007)	1.00	0.66	176	0.83	(c)	1.33	(c)	0.85	(c)	1.31	(c)
2005-ILA Cash Management Shares	1.00	0.006	(0.006)	1.00	0.58	73,044	1.00	(c)	1.14	(c)	1.45	(c)	0.69	(c)

For the Years Ended December 31,

2004-ILA Units	1.00	0.008	(0.008)	1.00	0.78	99,743	0.43		0.78		0.46		0.75
2004-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.63	174,135	0.58		0.65		0.61		0.62
2004-ILA Service Units	1.00	0.004	(0.004)	1.00	0.40	156	0.82		0.41		0.86		0.37
2004-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.33	59,693	0.87		0.30		1.46		(0.29)

2003-ILA Units	1.00	0.006	(0.006)	1.00	0.62	89,518	0.44		0.62		0.47		0.59
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.47	124,113	0.59		0.47		0.62		0.44
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.32	124	0.74		0.32		0.87		0.19
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.31	66,299	0.75		0.31		1.47		(0.41)

2002-ILA Units	1.00	0.01	(0.01)	1.00	0.99	128,959	0.43		0.98		0.47		0.94
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.83	99,406	0.58		0.83		0.62		0.79
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.59	123	0.83		0.58		0.87		0.54
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.66	56,104	0.75		0.66		1.47		(0.06)

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.23	122,610	0.43		2.27		0.47		2.23
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.07	116,028	0.58		2.04		0.62		2.00
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.81	315	0.83		2.08		0.87		2.04
2001-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	1.64	42,440	1.00		1.50		1.47		1.03

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.57	176,618	0.43		3.51		0.47		3.47
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.41	82,019	0.58		3.44		0.62		3.40
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.15	303	0.83		3.33		0.87		3.29
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.02	13,758	1.00		3.15		1.47		2.68

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

     The Trustees oversee the management of Goldman Sachs Trust (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Portfolios.

     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 16, 2005 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting and in their reviews of the Portfolios’ investment performance, expenses and other matters at other regularly scheduled meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on November 3, 2004, February 9, 2005 and May 11, 2005. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Portfolios’ management fee arrangements; (b) the Investment Adviser’s undertaking to reimburse certain expenses of the Portfolios that exceed specified levels; (c) the Investment Adviser’s potential economies of scale; (d) the relative expense levels of the Portfolios; (e) the Investment Adviser’s profitability with respect to the Trust and the Portfolios; (f) the quality of the services provided to the Portfolios; (g) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; and (h) industry practices relating to such approvals.
     At the Annual Contract Meeting the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) the Portfolios’ investment performance; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Portfolios for transfer agency and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the oversight by the Investment Adviser of the Portfolios’ other service providers; and (j) the Investment Adviser’s credit research process, trade aggregation and allocation policies and employee trading practices. At the Annual Contract Meeting, the Trustees also considered at further length the fees and expenses paid by the Portfolios and the Portfolios’ expense trends over time.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees received information relating to revenue sharing by the Investment Adviser and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Portfolios invest; (c) compliance reports; and (d) expenses borne by the Portfolios.
     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this

Statement Regarding Basis for Approval of Management Agreement (continued)

regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios’ transfer agent and distributor. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Portfolios and had, in fact, committed those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address new regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, including education and training initiatives.

     The Trustees also considered the investment performance of the Portfolios and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Portfolios to the performance rankings issued by a third-party consultant. This information on the Portfolios’ investment performance was provided for one, three and five year periods. In addition, the Trustees considered the Portfolios’ investment performance in light of the investment objectives and credit parameters applicable to the Portfolios, and the investor constituencies the Portfolios serve. The Trustees also considered the Portfolios’ compliance with regulations of the Securities and Exchange Commission (the “SEC”) applicable to money market mutual funds and the stability of the Portfolios’ net asset values. In light of these considerations, the Trustees believed that the Portfolios were providing competitive performance for investors.
     The Board of Trustees also considered the contractual fee rates payable by the Portfolios under the Management Agreement. In this regard, information on the services rendered by the Investment Adviser to the Portfolios, the fees paid by the Portfolios and the Portfolios’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.
     More particularly, the Trustees reviewed analyses prepared by a third party consultant of the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fees to relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five-year history comparing each Portfolio’s expenses to a category average. The analyses also compared the Portfolios’ transfer agency fees, custody and accounting fees and other expenses to peer groups and medians.
     In addition, the Trustees reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Funds and their shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to other mutual funds. In this connection, the Trustees also considered the Investment Adviser’s undertaking to limit the Portfolios’ total expense ratios (excluding certain expenses) to specified levels.
     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Portfolios as stated above. In this connection, the Trustees noted that pursuant to exemptive orders issued by the SEC, affiliates of the Investment Adviser receive compensation in connection with certain portfolio securities transactions executed by the Portfolios. In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Portfolios. The Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules and expense allocation methodologies.
     After deliberation, the Trustees concluded that the management fees paid by Portfolios were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2005

          As a shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (load) (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

          Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Portfolio				Money Market Portfolio

				Expenses				Expense
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Unit/Share Class	1/1/05	6/30/05		6/30/05*	1/1/05	6/30/05		6/30/05*

ILA Units
Actual	$1,000.00	$1,011.90		$2.16	$1,000.00	$1,011.80		$2.05
Hypothetical 5% return	1,000.00	1,022.64	+	2.18	1,000.00	1,022.76	+	2.06

ILA Administration Units
Actual	1,000.00	1,011.10		2.91	1,000.00	1,011.10		2.80
Hypothetical 5% return	1,000.00	1,021.90	+	2.93	1,000.00	1,022.01	+	2.81

ILA Service Units
Actual	1,000.00	1,009.90		4.16	1,000.00	1,009.80		4.04
Hypothetical 5% return	1,000.00	1,020.66	+	4.18	1,000.00	1,020.77	+	4.06

ILA B Units
Actual	1,000.00	1,007.00		7.04
Hypothetical 5% return	1,000.00	1,017.78	+	7.09	N/A	N/A		N/A

ILA C Units
Actual	1,000.00	1,007.00		7.04
Hypothetical 5% return	1,000.00	1,017.77	+	7.09	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,009.00		5.00	1,000.00	1,009.00		4.89
Hypothetical 5% return	1,000.00	1,019.82	+	5.03	1,000.00	1,019.93	+	4.91

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Government Portfolio				Treasury Obligations Portfolio

				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Unit/Share Class	1/1/05	6/30/05		6/30/05*	1/1/05	6/30/05		6/30/05*

ILA Units
Actual	$1,000.00	$1,011.50		$2.16	$1,000.00	$1,011.10		$2.10
Hypothetical 5% return	1,000.00	1,022.65	+	2.17	1,000.00	1,022.70	+	2.11

ILA Administration Units
Actual	1,000.00	1,010.80		2.91	1,000.00	1,010.30		2.85
Hypothetical 5% return	1,000.00	1,021.90	+	2.92	1,000.00	1,021.96	+	2.86

ILA Service Units
Actual	1,000.00	1,009.50		4.15	1,000.00	1,009.10		4.10
Hypothetical 5% return	1,000.00	1,020.66	+	4.17	1,000.00	1,020.72	+	4.12

ILA B Units
Actual
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A

ILA C Units
Actual
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,008.70		5.00	1,000.00	1,008.20		4.94
Hypothetical 5% return	1,000.00	1,019.82	+	5.02	1,000.00	1,019.87	+	4.97

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Treasury Instruments Portfolio				Federal Portfolio

				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Unit/Share Class	1/1/05	6/30/05		6/30/05*	1/1/05	6/30/05		6/30/05*

ILA Units
Actual	$1,000.00	$1,010.60		$2.16	$1,000.00	$1,011.40		$2.03
Hypothetical 5% return	1,000.00	1,022.64	+	2.18	1,000.00	1,022.77	+	2.05

ILA Administration Units
Actual	1,000.00	1,009.80		2.91	1,000.00	1,010.70		2.78
Hypothetical 5% return	1,000.00	1,021.90	+	2.93	1,000.00	1,022.03	+	2.80

ILA Service Units
Actual	1,000.00	1,008.60		4.15	1,000.00	1,009.40		4.03
Hypothetical 5% return	1,000.00	1,020.66	+	4.18	1,000.00	1,020.79	+	4.05

ILA B Units
Actual
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A

ILA C Units
Actual
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,007.70		5.00	1,000.00	1,008.60		4.87
Hypothetical 5% return	1,000.00	1,019.82	+	5.03	1,000.00	1,019.95	+	4.90

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2005

	Tax-Exempt Diversified Portfolio				Tax-Exempt California Portfolio				Tax-Exempt New York Portfolio

				Expenses				Expense				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Unit/Share Class	1/1/05	6/30/05		6/30/05*	1/1/05	6/30/05		6/30/05*	1/1/05	6/30/05		6/30/05*

ILA Units
Actual	$1,000.00	$1,008.80		$2.03	$1,000.00	$1,008.60		$2.16	$1,000.00	$1,008.60		$2.16
Hypothetical 5% return	1,000.00	1,022.77	+	2.05	1,000.00	1,022.65	+	2.17	1,000.00	1,022.64	+	2.18

ILA Administration Units
Actual	1,000.00	1,008.10		2.78	1,000.00	1,007.90		2.90	1,000.00	1,007.90		2.91
Hypothetical 5% return	1,000.00	1,022.03	+	2.80	1,000.00	1,021.90	+	2.92	1,000.00	1,021.90	+	2.93

ILA Service Units
Actual	1,000.00	1,006.80		4.02	1,000.00	1,006.60		4.15	1,000.00	1,006.60		4.15
Hypothetical 5% return	1,000.00	1,020.79	+	4.05	1,000.00	1,020.66	+	4.18	1,000.00	1,020.66	+	4.18

ILA B Units
Actual
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

ILA C Units
Actual
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,006.00		4.86	1,000.00	1,005.80		4.99	1,000.00	1,005.80		4.99
Hypothetical 5% return	1,000.00	1,019.95	+	4.90	1,000.00	1,019.82	+	5.02	1,000.00	1,019.82	+	5.03

*	Expenses for each share class are calculated using the Portfolios’ annualized expense ratios for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

		ILA Administration				ILA Cash Management
Portfolio	ILA Units	Units	ILA Service Units	ILA B Units	ILA C Units	Shares

Prime Obligations Portfolio	0.43%	0.58%	0.83%	1.41%	1.41%	1.00%
Money Market Portfolio	0.41	0.56	0.81	N/A	N/A	0.98
Government Portfolio	0.43	0.58	0.83	N/A	N/A	1.00
Treasury Obligations Portfolio	0.42	0.57	0.82	N/A	N/A	0.99
Treasury Instruments Portfolio	0.43	0.58	0.83	N/A	N/A	1.00
Federal Portfolio	0.41	0.56	0.81	N/A	N/A	0.98
Tax-Exempt Diversified Portfolio	0.41	0.56	0.81	N/A	N/A	0.98
Tax-Exempt California Portfolio	0.43	0.58	0.83	N/A	N/A	1.00
Tax-Exempt New York Portfolio	0.43	0.58	0.83	N/A	N/A	1.00

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q are available on the Commission’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http:/www.sec.gov.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/SAR 6/05	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	August 19, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	August 19, 2005